AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 26, 2011

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 203 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 204 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
X	on August 1, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on [date] pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on [date] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-efective amendment

Explanatory Note: This Post-Effective Amendment No. 203 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to add the audited financial statements and certain related financial information for the fiscal period ended March 31, 2011, for the Wells Fargo Advantage Health Care Fund, Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund and Wells Fargo Advantage Utility and Telecommunications Fund, and to make certain other non-material changes to the Registration Statement.

WELLS FARGO FUNDS TRUST
PART A
PROSPECTUSES

Wells Fargo Advantage Funds	|	August 1, 2011

Specialty Funds

Prospectus

Classes A, B, C

Health Care Fund
Class A - EHABX, Class B - EHCBX, Class C - EHCCX
Precious Metals Fund
Class A - EKWAX, Class B - EKWBX, Class C - EKWCX
Specialized Technology Fund
Class A - WFSTX; Class B - WFTBX; Class C - WFTCX
Utility and Telecommunications Fund
Class A - EVUAX, Class B - EVUBX, Class C - EVUCX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

Health Care Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 43 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.80%	0.80%	0.80%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%
Fee Waivers	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.47%	2.22%	2.22%
1.	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.46% for Class A, 2.21% for Class B, and 2.21% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$716	$725	$325	$225	$225
3 Years	$1,027	$1,009	$709	$709	$709
5 Years	$1,375	$1,434	$1,234	$1,234	$1,234
10 Years	$2,353	$2,399	$2,674	$2,399	$2,674

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of healthcare companies. We invest up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We also invest up to 15% of the Fund's total assets in emerging market equity securities.
We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Our process focuses on a disciplined, bottom-up, fundamental investment approach to stock selection across a broad range of global healthcare and healthcare related industries. Companies we invest in include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. Our emphasis is on long-term growth opportunities combined with intrinsic value analysis. Stock selection combines fundamental research and financial analysis to assess all candidates and we identify catalysts to unlock value and/or drive future growth. Intrinsic valuation price targets are established for each holding and stocks are sold when they reach our targets or when fundamentals deteriorate.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Healthcare Sector Risk. The Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector. Moreover, many healthcare companies are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in healthcare companies include the risk that the economic prospects, and the share prices, of such companies generally can fluctuate dramatically due to changes in the regulatory or competitive environments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003	+25.31%
Lowest Quarter: 1st Quarter 2001	-21.30%
Year-to-date total return as of 6/30/2011 is +12.71%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/22/1999	0.61%	0.00%	3.27%
Class A (after taxes on distributions)	12/22/1999	0.61%	-0.39%	2.78%
Class A (after taxes on distributions and the sale of Fund Shares)	12/22/1999	0.39%	-0.04%	2.70%
Class B (before taxes)	12/22/1999	0.88%	0.08%	3.36%
Class C (before taxes)	12/22/1999	4.88%	0.45%	3.13%
S&P 1500 Supercomposite Healthcare Sector Index (reflects no deduction for fees, expenses, or taxes)		5.20%	2.27%	0.52%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Robert Junkin, CPA, Portfolio Manager/2007

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Class B shares are generally closed to new investment. Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Precious Metals Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 43 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.16%	1.91%	1.91%
Fee Waivers	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.10%	1.85%	1.85%
1.	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, and 1.84% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$681	$688	$288	$188	$188
3 Years	$911	$888	$588	$588	$588
5 Years	$1,165	$1,220	$1,020	$1,020	$1,020
10 Years	$1,893	$1,936	$2,223	$1,936	$2,223

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in investments related to precious metals. We may invest any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments, and we may invest up to 40% of the Fund's total assets in emerging market equity securities. We may also invest up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals. The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities.

We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Precious Metals Sector Risk. The Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Subsidiary Risk. The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2002	+37.41%
Lowest Quarter: 3rd Quarter 2008	-28.94%
Year-to-date total return as of 6/30/2011 is -8.12%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	29.91%	20.21%	27.78%
Class A (after taxes on distributions)	1/20/1998	26.62%	18.97%	26.89%
Class A (after taxes on distributions and the sale of Fund Shares)	1/20/1998	21.26%	17.46%	25.43%
Class B (before taxes)	1/30/1978	31.80%	20.57%	27.89%
Class C (before taxes)	1/29/1998	35.82%	20.75%	27.59%
FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)		29.93%	13.60%	20.36%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael Bradshaw, CFA, Portfolio Manager/2006

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Class B shares are generally closed to new investment. Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Specialized Technology Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 43 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	1.05%	1.05%	1.05%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.69%	2.44%	2.44%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.69%	2.44%	2.44%
1.	The Adviser has committed through July 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.75% for Class A, 2.50% for Class B, and 2.50% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$737	$747	$347	$247	$247
3 Years	$1,077	$1,061	$761	$761	$761
5 Years	$1,440	$1,501	$1,301	$1,301	$1,301
10 Years	$2,458	$2,504	$2,776	$2,504	$2,776

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of technology companies; up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments; up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.
We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Technology Sector Risk. The Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and may become rapidly obsolete.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 4th Quarter 2001	+39.40%
Lowest Quarter: 1st Quarter 2001	-32.80%
Year-to-date total return as of 6/30/2011 is +5.10%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	9/18/2000	19.62%	7.36%	1.28%
Class A (after taxes on distributions)	9/18/2000	19.62%	7.36%	1.28%
Class A (after taxes on distributions and the sale of Fund Shares)	9/18/2000	12.75%	6.38%	1.09%
Class B (before taxes)	9/18/2000	21.16%	7.52%	1.35%
Class C (before taxes)	9/18/2000	25.04%	7.80%	1.10%
S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)		12.65%	5.83%	-0.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	RCM Capital Management, LLC	Huachen Chen, CFA, Portfolio Manager/2000 Walter C. Price, Jr., CFA, Portfolio Manager/2000

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Class B shares are generally closed to new investment. Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Utility and Telecommunications Fund Summary

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 36 and 38 of the Prospectus and "Additional Purchase and Redemption Information" on page 43 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%
Fee Waivers	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.15%	1.90%	1.90%
1.	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class A, 1.89% for Class B, and 1.89% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$685	$693	$293	$193	$193
3 Years	$930	$908	$608	$608	$608
5 Years	$1,203	$1,259	$1,059	$1,059	$1,059
10 Years	$1,982	$2,026	$2,311	$2,026	$2,311

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. We may invest up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments, and may invest up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Utility and Telecommunications Sectors Risk. The Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003	+16.63%
Lowest Quarter: 3rd Quarter 2001	-20.49%
Year-to-date total return as of 6/30/2011 is +10.58%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/4/1994	-2.87%	4.14%	2.61%
Class A (after taxes on distributions)	1/4/1994	-3.22%	3.02%	1.53%
Class A (after taxes on distributions and the sale of Fund Shares)	1/4/1994	-1.43%	3.20%	1.72%
Class B (before taxes)	1/4/1994	-2.65%	4.26%	2.69%
Class C (before taxes)	9/2/1994	1.33%	4.59%	2.46%
S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)		5.46%	3.90%	0.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2002

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Class B shares are generally closed to new investment. Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Health Care Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Robert Junkin, CPA
Fund Inception:	December 22, 1999
Class A	Ticker: EHABX	Fund Number: 55
Class B	Ticker: EHCBX	Fund Number: 355
Class C	Ticker: EHCCX	Fund Number: 955

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of healthcare companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 15% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Our process focuses on a disciplined, bottom-up, fundamental investment approach to stock selection across a broad range of global healthcare and healthcare related industries. Companies we invest in include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. Our emphasis is on long-term growth opportunities combined with intrinsic value analysis. Stock selection combines fundamental research and financial analysis to assess all candidates and we identify catalysts to unlock value and/or drive future growth. Intrinsic valuation price targets are established for each holding and stocks are sold when they reach our targets or when fundamentals deteriorate.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Healthcare Sector Risk Issuer Risk Liquidity Risk	Management Risk Market Risk Non-Diversification Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Precious Metals Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Michael Bradshaw, CFA
Fund Inception:	January 30, 1978
Class A	Ticker: EKWAX	Fund Number: 654
Class B	Ticker: EKWBX	Fund Number: 4407
Class C	Ticker: EKWCX	Fund Number: 954

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

Principal Investment Strategies

We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Liquidity Risk Management Risk	Market Risk Non-Diversification Risk Precious Metals Sector Risk Regulatory Risk Smaller Company Securities Risk Subsidiary Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Specialized Technology Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	RCM Capital Management, LLC
Portfolio Managers	Huachen Chen, CFA Walter C. Price, Jr., CFA
Fund Inception:	September 18, 2000
Class A	Ticker: WFSTX	Fund Number: 1600
Class B	Ticker: WFTBX	Fund Number: 1601
Class C	Ticker: WFTCX	Fund Number: 1602

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

Principal Investment Strategies

We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.
We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Convertible Securities Risk Counter-Party Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Liquidity Risk	Management Risk Market Risk Non-Diversification Risk Regulatory Risk Smaller Company Securities Risk Technology Sector Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Utility and Telecommunications Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Crow Point Partners, LLC
Portfolio Manager	Timothy O'Brien, CFA
Fund Inception:	January 4, 1994
Class A	Ticker: EVUAX	Fund Number: 667
Class B	Ticker: EVUBX	Fund Number: 867
Class C	Ticker: EVUCX	Fund Number: 967

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in securities of utility and telecommunication companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

  Convertible Securities Risk

  Counter-Party Risk

  Debt Securities Risk

  Derivatives Risk

  Emerging Markets Risk

  Foreign Investment Risk

  Growth Style Investment Risk

  High Yield Securities Risk

  Issuer Risk

  Leverage Risk

Liquidity Risk Management Risk Market Risk Non-Diversification Risk Options Risk Regulatory Risk Smaller Company Securities Risk Utility and Telecommunications Sectors Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Convertible Securities Risk
 Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Healthcare Sector Risk
 The Health Care Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector. In particular, the Fund may be affected by worldwide scientific or technological developments related to healthcare companies. Healthcare products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A healthcare company's valuation can often be based largely on the potential or actual performance of a limited number of products. A healthcare company's valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many healthcare companies are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in healthcare companies include the risk that the economic prospects, and the share prices, of such companies generally can fluctuate dramatically due to changes in the regulatory or competitive environments.

High Yield Securities Risk
High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Non-Diversification Risk
Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Options Risk
Options trading is a highly specialized investment activity which entails additional risks than those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to the writer of the option. A Fund that writes options is subject to the risk that its forecast of market value or other relevant factors is incorrect, which could cause the Fund to be in a worse position than it would have been had if it had not written the option. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Precious Metals Sector Risk
 The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector. In particular, the precious metals sector is subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Since much of the world's gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country can affect the price of gold and precious metals located elsewhere.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Subsidiary Risk
 The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Technology Sector Risk
 The Specialized Technology Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. In particular, technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment and technologies will not be accepted by consumers or businesses, or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities.

Utility and Telecommunications Sectors Risk
The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors. In particular, investments in the utility and telecommunications sectors include unique risks such as decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. These developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Telecommunications companies and products, like technology companies and products generally, are highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through mobile devices, as well as intense pricing competition and industry consolidation. Investments in companies in energy-related industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations (including possible imposition of a windfall profit tax or similar tax). The Fund's investment performance will be more significantly affected by factors affecting utility, energy, and telecommunications companies than would be a fund investing more broadly. In addition, utility and telecommunications companies typically borrow heavily to support continuing operations. Increases in interest rates could increase borrowing costs, which could adversely impact an issuer's financial results and stock price, and ultimately the value of, and total return on, the Fund's shares.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Specialized Technology Fund is available in the Fund's annual report for the fiscal period ended March 31, 2011 and will be available for the remaining Funds in the Funds' annual report for the fiscal year ended March 31, 2012.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Health Care Fund	0.66%
Precious Metals Fund	0.49%
Specialized Technology Fund	1.05%
Utility and Telecommunications Fund	0.50%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Crow Point Partners, LLC (Crow Point), is the sub-adviser to the Utility and Telecommunications Fund. As sub-adviser, Crow Point manages the Fund's investments on a day-to-day basis. Crow Point is an investment management company formed in 2006, located at 10 The New Driftway, Scituate, Massachusetts 02066.

Timothy O'Brien, CFA Utility and Telecommunications Fund

Mr. O'Brien is responsible for managing the Utility and Telecommunications Fund, which he has managed since 2002. Mr. O'Brien is a Managing Partner of Crow Point Partners LLC, an investment management firm and the sub-adviser for three Wells Fargo Advantage Funds. Prior to forming Crow Point in 2006, he was a Managing Director and Senior Portfolio Manager with the Value Equity team of Evergreen Investments' Equity Management group. Education: B.A., University of Massachusetts, MBA in finance, Wharton School. He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute.

RCM Capital Management, LLC (RCM), wholly owned by RCM US Holdings LLC (US Holdings), is located at 555 Mission Street, Suite 1700, San Francisco, CA 94105. US Holdings is a registered investment adviser and is an indirect wholly owned subsidiary of Dresdner Bank AG, which in turn, is a wholly owned subsidiary of Allianz SE. RCM is a registered investment adviser and is the sub-adviser for the Specialized Technology Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund.

Huachen Chen, CFA Specialized Technology Fund

Mr. Chen is jointly responsible for managing the Specialized Technology Fund, which he managed from 2000 to April 2003, and again since 2004. Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. From 2000 through April 2003, he co-managed the Specialized Technology Fund, and in May 2003 joined the team of RCM investment professionals that provide research assistance to the Fund. He resumed his co-management responsibilities for the Fund in 2004. Education: B.S., Electrical Engineering, Cornell University; M.S., Materials Science and Engineering, Northwestern University.

Walter C. Price, Jr., CFA Specialized Technology Fund

Mr. Price is jointly responsible for managing the Specialized Technology Fund, which he has managed since 2000. Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He is responsible for fundamental security analysis in the software/services and internet areas. He is a Director and past president of the M.I.T. Club of Northern California and heads the Educational Council for M.I.T. in the Bay Area. Education: B.S., Electrical Engineering, M.I.T.; B.S. and M.S., Management, Sloan School, M.I.T.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Health Care Fund and the Precious Metals Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Robert Junkin, CPA Health Care Fund

Mr. Junkin is responsible for managing the Health Care Fund, which he has managed since 2007. Mr. Junkin is Managing Director and Senior Portfolio Manager on the Small/Mid Growth Equity team with Wells Capital's Equity Management group. He has been with Wells Capital or its predecessor since 2007. Previously, he served as a Vice President and Portfolio Manager with MFC Global Investment Management where he was responsible for the John Hancock Health Sciences Fund (2005 to 2007) and as a co-manager for the Large Cap Equity Portfolio (2003-2007). Additionally, he served as a Vice President and Portfolio Manager with Pioneer Investments on large and mid cap growth funds (1997-2002). He spent several years as a Senior Research Analyst with ABN Amro and Mabon Securities covering the Medical Technology and Health Services industries. Education: B.A., Economics, University of Pennsylvania; M.S., Accounting,Northeastern University. He received his Certified Public Accountant license from the State of New York.

Michael Bradshaw, CFA Precious Metals Fund

Mr. Bradshaw is responsible for managing the Precious Metals Fund, which he has managed since 2007. Mr. Bradshaw is a Senior Portfolio Manager with Wells Capital's International Developed Markets team. His responsibilities include the management of the Wells Fargo Advantage Precious Metals Fund. Previously, he was a Director and Senior Equity Analyst with Wells Capital's International Developed Markets team where his responsibilities included research coverage of international metals and mining equities. Mr. Bradshaw has been with Wells Capital or its predecessor since 2006. Education: B.S., Geology, University of Western Ontario; MBA in Finance, University of Toronto. He has been awarded the use of the Chartered Financial Analyst designation by the CFA Institute.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes. The Funds no longer offer Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus). Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None. Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after a certain number of years depending on the Fund, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.
1.	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1.	We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Shares Sales Charges

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions. Class B share exchanges will not trigger the CDSC and the new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Class C shares received in a reorganization, your date of purchase is the original purchase date of your predecessor Fund. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares your redeem.) Subject to the Funds' policy regarding frequent purchases and redemptions of Fund shares, you may not be able to exercise this provision for the first 30 days after your redemption.

  By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[1]		X
Accounts held through other brokerage firms		X
1.	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2.	Wells Fargo Advantage Funds no longer offers new or accepts purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of: 1) Wells Fargo Advantage Funds (including any predecessor funds); 2) Wells Fargo & Company and its affiliates; and 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of: 1) the Fund's transfer agent; 2) broker-dealers who act as selling agents; 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and 4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: 1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; 2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; 3) the owner of the account remains the same as the account owner at the Eligibility Time; and 4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

  Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently change, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

  Former Evergreen Class IS shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at net asset value.

  Former Evergreen Class R shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at net asset value.

CDSC Waivers

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  For Class B shares purchased after May 18, 1999, for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, no CDSC is imposed on withdrawals that meet both of the following circumstances:

    withdrawals are made by participating in the Systematic Withdrawal Plan; and

    withdrawals may not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

  We waive the Class C shares CDSC if the dealer of record waived its commission.

  We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
Health Care Fund	0.75%	0.75%
Precious Metals Fund	0.75%	0.75%
Specialized Technology Fund	0.75%	0.75%
Utility and Telecommunications Fund	0.75%	0.75%

These fees are paid out of each Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargo.com/advantagefunds.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

  To buy additional shares or buy shares of a new Fund, visit wellsfargo.com/ advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Special Considerations When Investing Through Financial Intermediaries
If a financial intermediary purchases shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

  Make sure all account owners sign the request exactly as their names appear on the account application.

  A medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

By Telephone/ Electronic Funds Transfer (EFT)

  Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

  Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

  A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. If the transfer agent receives your request to sell shares in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

  CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

  Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

  Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

  Money market funds;

  Ultra-short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

  Permitted exchanges between share classes of the same fund.

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

  Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Health Care Fund, the Precious Metals Fund and the Specialized Technology Fund generally make distributions of any net investment income and any realized net capital gains at least annually. The Utility and Telecommunications Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructinos. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Funds. The sub-section below titled "Additional Expense Information" provides further information regarding each Fund's Annual Fund Operating Expenses. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to each Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that a Fund may incur, such as brokerage commissions, interest, taxes, the expenses of any money market fund or other fund held by a Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse a Fund for these types of expenses, even if they cause a Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

FTSE Gold Mines Index	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold.
S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage Asset Allocation Fund.The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

S&P 500 Utilities Index	The S&P 500 Utilities Index is a market value-weighted index, measuring the performance of all stocks within the Utility Sector of the S&P 500 Index.
S&P 1500 Supercomposite Healthcare Sector Index

The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500, S&P MidCap 400 Index and S&P 600 Index. S&P indices are unmanaged and track the performance of publicly-traded U.S. stocks. They are often used to indicate the performance of specific market capitalizations and or the overall U.S. stock market.

S&P North American Technology Index	The S&P North American Technology Index (formerly the Goldman Sachs Technology Index) is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including the inception date of the relevant share class, information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

  Health Care Fund - Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the fund's predecessor, Evergreen Health Care Fund.

  Precious Metals Fund - Historical performance shown for all classes of the Fund prior July 19, 2010 is based on the performance of the fund's predecessor, Evergreen Precious Metals Fund.

  Utility and Telecommunications Fund - Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the fund's predecessor, Evergreen Utility and Telecommunications Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the Health Care Fund acquired the net assets of Evergreen Health Care Fund, the Precious Metals Fund acquired the net assets of Evergreen Precious Metals Fund, and the Utility and Telecommunications Fund acquired the net assets of Evergreen Utility and Telecommunications Fund (the Evergreen Funds are collectively, the "Acquired Funds"). The Acquired Funds were the accounting and performance survivor of those respective transactions. The financial highlights for the periods prior to the acquisition are those of the Acquired Funds. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information has been audited (except where noted) by the Funds' independent registered public accounting firm whose report, along with each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

Health Care Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class A	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$17.74	$15.40	$14.59	$23.09	$20.93	$19.38
Income from investment operations
Net investment income (loss)	-0.04[2]	-0.03[2]	-0.11[2]	-0.13[2]	-0.09	-0.12[2]
Net realized and unrealized gains (losses) on investments	1.82	2.37	0.92	-6.58	2.86	2.80
Total from investment operations	1.78	2.34	0.81	-6.71	2.77	2.68
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	-1.79	-0.61	-1.13
Total distributions to shareholders	0.00	0.00	0.00	-1.79	-0.61	-1.13
Net asset value, end of period	$19.52	$17.74	$15.40	$14.59	$23.09	$20.93
Ratio to average net assets (annualized)
Net investment income (loss)	-0.52%	-0.16%	-0.81%	-0.68%	-0.41%	-0.63%
Gross expenses	1.59%	1.77%	1.81%	1.68%	1.66%	1.70%
Net expenses	1.46%	1.73%	1.81%	1.66%	1.64%	1.69%
Total return[3]	10.03%	15.19%	5.55%	-31.30%	13.57%	14.46%
Portfolio turnover rate	33%	42%	49%	47%	71%	41%
Net assets, end of period (000's omitted)	$62,261	$67,434	$78,860	$96,713	$161,559	$148,460
Please see footnotes on page 62.

Health Care Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class B	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$16.13	$14.10	$13.46	$21.60	$19.76	$18.47
Income from investment operations
Net investment income (loss)	-0.09[2]	-0.14[2]	-0.20[2]	-0.26	-0.31	-0.26
Net realized and unrealized gains (losses) on investments	1.65	2.17	0.84	-6.09	2.76	2.68
Total from investment operations	1.56	2.03	0.64	-6.35	2.45	2.42
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	-1.79	-0.61	-1.13
Total distributions to shareholders	0.00	0.00	0.00	-1.79	-0.61	-1.13
Net asset value, end of period	$17.69	$16.13	$14.10	$13.46	$21.60	$19.76
Ratio to average net assets (annualized)
Net investment income (loss)	-1.28%	-0.91%	-1.56%	-1.43%	-1.12%	-1.32%
Gross expenses	2.35%	2.52%	2.57%	2.40%	2.35%	2.40%
Net expenses	2.21%	2.48%	2.57%	2.40%	2.35%	2.39%
Total return[3]	9.67%	14.40%	4.75%	-31.83%	12.73%	13.72%
Portfolio turnover rate	33%	42%	49%	47%	71%	41%
Net assets, end of period (000's omitted)	$18,629	$19,854	$22,384	$37,393	$88,967	$97,682

Health Care Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class C	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$16.11	$14.09	$13.45	$21.58	$19.74	$18.46
Income from investment operations
Net investment income (loss)	-0.09[2]	-0.14[2]	-0.20[2]	-0.25	-0.26	-0.23
Net realized and unrealized gains (losses) on investments	1.65	2.16	0.84	-6.09	2.71	2.64
Total from investment operations	1.56	2.02	0.64	-6.34	2.45	2.41
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	-1.79	-0.61	-1.13
Total distributions to shareholders	0.00	0.00	0.00	-1.79	-0.61	-1.13
Net asset value, end of period	$17.67	$16.11	$14.09	$13.45	$21.58	$19.74
Ratio to average net assets (annualized)
Net investment income (loss)	-1.29%	-0.90%	-1.56%	-1.43%	-1.12%	-1.33%
Gross expenses	2.35%	2.52%	2.56%	2.40%	2.35%	2.40%
Net expenses	2.21%	2.48%	2.56%	2.40%	2.35%	2.39%
Total return[3]	9.68%	14.34%	4.76%	-31.81%	12.74%	13.67%
Portfolio turnover rate	33%	42%	49%	47%	71%	41%
Net assets, end of period (000's omitted)	$23,411	$23,823	$26,656	$38,178	$66,280	$65,655
Please see footnotes on page 62.

Precious Metals Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class A	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$93.43	$64.40	$33.15	$76.98	$56.05	$36.01
Income from investment operations
Net investment income (loss)	-0.21[2]	-0.35[2]	-0.33[2]	-0.14[2]	-0.15[2]	-0.11[2]
Net realized and unrealized gains (losses) on investments	3.24	29.38	33.23	-38.79	24.35	20.47
Total from investment operations	3.03	29.03	32.90	-38.93	24.20	20.36
Distribution to shareholders from
Net investment income	-4.06	0.00	0.00	0.00	-0.42	-0.32
Net realized gains	-6.76	0.00	-1.65	-4.90	-2.85	0.00
Total distributions to shareholders	-10.82	0.00	-1.65	-4.90	-3.27	-0.32
Net asset value, end of period	$85.64	$93.43	$64.40	$33.15	$76.98	$56.05
Ratio to average net assets (annualized)
Net investment income (loss)	-0.57%	-0.45%	-0.62%	-0.21%	-0.26%	-0.22%
Gross expenses	1.15%	1.09%	1.08%	1.07%	1.12%	1.16%
Net expenses	1.09%	1.05%	1.08%	1.05%	1.10%	1.14%
Total return[3]	3.14%	45.10%	103.24%	-53.66%	44.99%	56.86%
Portfolio turnover rate	5%	14%	14%	19%	37%	23%
Net assets, end of period (000's omitted)	$873,142	$954,220	$594,910	$275,695	$587,874	$413,685

Precious Metals Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class B	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$86.53	$60.10	$31.25	$73.39	$53.61	$34.48
Income from investment operations
Net investment income (loss)	-0.44[2]	-0.86[2]	-0.68[2]	-0.60[2]	-0.55[2]	-0.46[2]
Net realized and unrealized gains (losses) on investments	3.01	27.29	31.18	-36.64	23.24	19.66
Total from investment operations	2.57	26.43	30.50	-37.24	22.69	19.20
Distribution to shareholders from
Net investment income	-3.14	0.00	0.00	0.00	-0.06	-0.07
Net realized gains	-6.76	0.00	-1.65	-4.90	-2.85	0.00
Total distributions to shareholders	-9.90	0.00	-1.65	-4.90	-2.91	-0.07
Net asset value, end of period	$79.20	$86.53	$60.10	$31.25	$73.39	$53.61
Ratio to average net assets (annualized)
Net investment income (loss)	-1.32%	-1.19%	-1.37%	-0.97%	-0.98%	-0.93%
Gross expenses	1.90%	1.83%	1.83%	1.80%	1.82%	1.86%
Net expenses	1.84%	1.80%	1.83%	1.80%	1.82%	1.84%
Total return[3]	2.82%	44.00%	101.77%	-54.00%	43.96%	55.78%
Portfolio turnover rate	5%	14%	14%	19%	37%	23%
Net assets, end of period (000's omitted)	$71,761	$82,984	$69,553	$40,766	$99,221	$73,208
Please see footnotes on page 62.

Precious Metals Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class C	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$85.86	$59.63	$31.02	$72.90	$53.31	$34.30
Income from investment operations
Net investment income (loss)	-0.43[2]	-0.86[2]	-0.68[2]	-0.60[2]	-0.55[2]	-0.45[2]
Net realized and unrealized gains (losses) on investments	2.98	27.09	30.94	-36.38	23.09	19.55
Total from investment operations	2.55	26.23	30.26	-36.98	22.54	19.10
Distribution to shareholders from
Net investment income	-3.22	0.00	0.00	0.00	-0.10	-0.09
Net realized gains	-6.76	0.00	-1.65	-4.90	-2.85	0.00
Total distributions to shareholders	-9.98	0.00	-1.65	-4.90	-2.95	-0.09
Net asset value, end of period	$78.43	$85.86	$59.63	$31.02	$72.90	$53.31
Ratio to average net assets (annualized)
Net investment income (loss)	-1.31%	-1.19%	-1.37%	-0.97%	-0.98%	-0.92%
Gross expenses	1.90%	1.84%	1.83%	1.80%	1.82%	1.86%
Net expenses	1.84%	1.80%	1.83%	1.80%	1.82%	1.84%
Total return[3]	2.82%	44.01%	101.75%	-54.01%	43.95%	55.79%
Portfolio turnover rate	5%	14%	14%	19%	37%	23%
Net assets, end of period (000's omitted)	$398,047	$396,590	$273,636	$129,074	$323,495	$208,445

Specialized Technology Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class A	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.74	$5.81	$4.52	$7.83	$5.45	$5.20
Income from investment operations
Net investment income (loss)	-0.04	-0.08	-0.04[2]	-0.04[2]	-0.07[2]	-0.07
Net realized and unrealized gains (losses) on investments	1.18	2.01	1.33	-3.27	2.45	0.32
Total from investment operations	1.14	1.93	1.29	-3.31	2.38	0.25
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.88	$7.74	$5.81	$4.52	$7.83	$5.45
Ratio to average net assets (annualized)
Net investment income (loss)	-1.20%	-1.23%	-0.84%	-0.62%	-1.05%	-1.13%
Gross expenses	1.67%	1.73%	1.85%	1.81%	1.79%	1.83%
Net expenses	1.67%	1.73%	1.75%	1.75%	1.75%	1.75%
Total return[3]	14.60%	33.22%	28.54%	-42.27%	43.67%	4.81%
Portfolio turnover rate	43%	164%	144%	191%	178%	279%
Net assets, end of period (000's omitted)	$167,298	$147,945	$116,272	$100,523	$163,333	$110,207
Please see footnotes on page 62.

Specialized Technology Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class B	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.18	$5.42	$4.25	$7.42	$5.20	$5.00
Income from investment operations
Net investment income (loss)	-0.06[2]	-0.12[2]	-0.07[2]	-0.08[2]	-0.10[2]	-0.14
Net realized and unrealized gains (losses) on investments	1.08	1.88	1.24	-3.09	2.32	0.34
Total from investment operations	1.02	1.76	1.17	-3.17	2.22	0.20
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.20	$7.18	$5.42	$4.25	$7.42	$5.20
Ratio to average net assets (annualized)
Net investment income (loss)	-1.95%	-1.97%	-1.54%	-1.33%	-1.79%	-1.89%
Gross expenses	2.42%	2.48%	2.60%	2.55%	2.54%	2.58%
Net expenses	2.42%	2.48%	2.50%	2.50%	2.50%	2.50%
Total return[3]	14.21%	32.47%	27.53%	-42.72%	42.69%	4.00%
Portfolio turnover rate	43%	164%	144%	191%	178%	279%
Net assets, end of period (000's omitted)	$1,629	$1,888	$2,310	$3,254	$16,366	$23,903

Specialized Technology Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class C	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.16	$5.41	$4.24	$7.40	$5.19	$4.99
Income from investment operations
Net investment income (loss)	-0.06[2]	-0.12[2]	-0.07[2]	-0.08[2]	-0.11[2]	-0.12
Net realized and unrealized gains (losses) on investments	1.08	1.87	1.24	-3.08	2.32	0.32
Total from investment operations	1.02	1.75	1.17	-3.16	2.21	0.20
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.18	$7.16	$5.41	$4.24	$7.40	$5.19
Ratio to average net assets (annualized)
Net investment income (loss)	-1.95%	-1.98%	-1.60%	-1.38%	-1.81%	-1.88%
Gross expenses	2.43%	2.48%	2.60%	2.54%	2.54%	2.58%
Net expenses	2.43%	2.48%	2.50%	2.50%	2.50%	2.50%
Total return[3]	14.25%	32.35%	27.59%	-42.70%	42.58%	4.01%
Portfolio turnover rate	43%	164%	144%	191%	178%	279%
Net assets, end of period (000's omitted)	$6,742	$5,566	$4,527	$3,626	$6,907	$5,173
Please see footnotes on page 62.

Utility and Telecommunications Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class A	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.73	$10.77	$10.67	$16.69	$13.63	$12.03
Income from investment operations
Net investment income (loss)	0.14	0.29	0.48	1.06	0.75	1.15[2]
Net realized and unrealized gains (losses) on investments	0.87	0.94	0.11	-6.17	3.23	1.35
Total from investment operations	1.01	1.23	0.59	-5.11	3.98	2.50
Distribution to shareholders from
Net investment income	-0.15	-0.27	-0.49	-0.91	-0.92	-0.90
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	-0.15	-0.27	-0.49	-0.91	-0.92	-0.90
Net asset value, end of period	$12.59	$11.73	$10.77	$10.67	$16.69	$13.63
Ratio to average net assets (annualized)
Net investment income (loss)	2.85%	2.56%	4.66%	7.05%	5.12%	9.05%
Gross expenses	1.24%	1.16%	1.13%	1.09%	1.09%	1.20%
Net expenses	1.14%	1.12%	1.13%	1.07%	1.04%	1.11%
Total return[3]	8.66%	11.55%	5.77%	-31.70%	29.97%	21.67%
Portfolio turnover rate	8%	51%	109%	153%	75%	121%
Net assets, end of period (000's omitted)	$283,716	$281,501	$301,953	$304,608	$507,539	$329,166

Utility and Telecommunications Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class B	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.72	$10.77	$10.67	$16.69	$13.63	$12.03
Income from investment operations
Net investment income (loss)	0.10[2]	0.21[2]	0.40[2]	0.89[2]	0.69	1.09[2]
Net realized and unrealized gains (losses) on investments	0.87	0.93	0.11	-6.11	3.16	1.32
Total from investment operations	0.97	1.14	0.51	-5.22	3.85	2.41
Distribution to shareholders from
Net investment income	-0.10	-0.19	-0.41	-0.80	-0.79	-0.81
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	-0.10	-0.19	-0.41	-0.80	-0.79	-0.81
Net asset value, end of period	$12.59	$11.72	$10.77	$10.67	$16.69	$13.63
Ratio to average net assets (annualized)
Net investment income (loss)	2.09%	1.82%	3.92%	6.02%	4.32%	8.60%
Gross expenses	1.99%	1.91%	1.88%	1.81%	1.79%	1.90%
Net expenses	1.89%	1.87%	1.88%	1.81%	1.79%	1.86%
Total return[3]	8.32%	10.64%	4.97%	-32.18%	28.91%	20.85%
Portfolio turnover rate	8%	51%	109%	153%	75%	121%
Net assets, end of period (000's omitted)	$24,461	$27,042	$31,007	$35,106	$77,683	$69,496
Please see footnotes on page 62.

Utility and Telecommunications Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Class C	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.72	$10.77	$10.67	$16.69	$13.63	$12.04
Income from investment operations
Net investment income (loss)	0.11[2]	0.21[2]	0.40	0.95	0.67[2]	1.00[2]
Net realized and unrealized gains (losses) on investments	0.86	0.93	0.11	-6.17	3.19	1.41
Total from investment operations	0.97	1.14	0.51	-5.22	3.86	2.41
Distribution to shareholders from
Net investment income	-0.10	-0.19	-0.41	-0.80	-0.80	-0.82
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	-0.10	-0.19	-0.41	-0.80	-0.80	-0.82
Net asset value, end of period	$12.59	$11.72	$10.77	$10.67	$16.69	$13.63
Ratio to average net assets (annualized)
Net investment income (loss)	2.10%	1.83%	3.86%	6.36%	4.33%	7.92%
Gross expenses	1.99%	1.91%	1.88%	1.82%	1.79%	1.90%
Net expenses	1.89%	1.87%	1.88%	1.82%	1.79%	1.86%
Total return[3]	8.32%	10.62%	5.06%	-32.25%	28.99%	20.77%
Portfolio turnover rate	8%	51%	109%	153%	75%	121%
Net assets, end of period (000's omitted)	$60,655	$64,942	$80,526	$74,008	$123,039	$45,765
1	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.
2	Calculated based upon average shares outstanding.
3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargo.com/advantagefunds From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2011 Wells Fargo Funds Management, LLC. All rights reserved	081SFR/P401 08/11 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	August 1, 2011

Specialty Funds

Prospectus

Administrator Class

Health Care Fund
EHCYX
Precious Metals Fund
EKWDX
Specialized Technology Fund
WFTDX
Utility and Telecommunications Fund
EVUDX

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

Health Care Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers	0.21%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.24%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.23% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$126
3 Years	$416
5 Years	$751
10 Years	$1,698

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of healthcare companies. We invest up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We also invest up to 15% of the Fund's total assets in emerging market equity securities.
We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Our process focuses on a disciplined, bottom-up, fundamental investment approach to stock selection across a broad range of global healthcare and healthcare related industries. Companies we invest in include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. Our emphasis is on long-term growth opportunities combined with intrinsic value analysis. Stock selection combines fundamental research and financial analysis to assess all candidates and we identify catalysts to unlock value and/or drive future growth. Intrinsic valuation price targets are established for each holding and stocks are sold when they reach our targets or when fundamentals deteriorate.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Healthcare Sector Risk. The Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector. Moreover, many healthcare companies are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in healthcare companies include the risk that the economic prospects, and the share prices, of such companies generally can fluctuate dramatically due to changes in the regulatory or competitive environments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2003	+25.35%
Lowest Quarter: 1st Quarter 2001	-21.24%
Year-to-date total return as of 6/30/2011 is +12.82%

Average Annual Total Returns for the periods ended 12/31/2010
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/22/1999	6.97%	1.45%	4.16%
Administrator Class (after taxes on distributions)	12/22/1999	6.97%	1.06%	3.67%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/22/1999	4.53%	1.20%	3.48%
S&P 1500 Supercomposite Healthcare Sector Index (reflects no deduction for fees, expenses, or taxes)		5.20%	2.27%	0.52%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Robert Junkin, CPA, Portfolio Manager/2007

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Precious Metals Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$98
3 Years	$310
5 Years	$544
10 Years	$1,217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in investments related to precious metals. We may invest any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments, and we may invest up to 40% of the Fund's total assets in emerging market equity securities. We may also invest up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals. The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities.

We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Precious Metals Sector Risk. The Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Subsidiary Risk. The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 1st Quarter 2002	+37.46%
Lowest Quarter: 3rd Quarter 2008	-28.90%
Year-to-date total return as of 6/30/2011 is -8.02%

Average Annual Total Returns for the periods ended 12/31/2010
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	38.12%	21.95%	28.87%
Administrator Class (after taxes on distributions)	7/30/2010	34.52%	20.67%	27.93%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	26.71%	19.03%	26.45%
FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)		29.93%	13.60%	20.36%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael Bradshaw, CFA, Portfolio Manager/2006

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Specialized Technology Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.52%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$155
3 Years	$482
5 Years	$833
10 Years	$1,823

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of technology companies; up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments; up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.
We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Technology Sector Risk. The Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and may become rapidly obsolete.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 4th Quarter 2001	+39.40%
Lowest Quarter: 1st Quarter 2001	-32.80%
Year-to-date total return as of 6/30/2011 is +5.10%

Average Annual Total Returns for the periods ended 12/31/2010
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	27.16%	8.66%	1.89%
Administrator Class (after taxes on distributions)	7/30/2010	27.16%	8.66%	1.89%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	17.65%	7.53%	1.63%
S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)		12.65%	5.83%	-0.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	RCM Capital Management, LLC	Huachen Chen, CFA, Portfolio Manager/2000 Walter C. Price, Jr., CFA, Portfolio Manager/2000

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Utility and Telecommunications Fund Summary

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$98
3 Years	$320
5 Years	$575
10 Years	$1,305

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. We may invest up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments, and may invest up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Utility and Telecommunications Sectors Risk. The Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2003	+16.69%
Lowest Quarter: 3rd Quarter 2001	--20.44%
Year-to-date total return as of 6/30/2011 is +10.71%

Average Annual Total Returns for the periods ended 12/31/2010
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	3.29%	5.62%	3.49%
Administrator Class (after taxes on distributions)	7/30/2010	2.88%	4.44%	2.33%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	2.64%	4.47%	2.44%
S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)		5.46%	3.90%	0.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2002

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Health Care Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Robert Junkin, CPA
Fund Inception:	December 22, 1999
Administrator Class	Ticker: EHCYX	Fund Number: 155

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of healthcare companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 15% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Our process focuses on a disciplined, bottom-up, fundamental investment approach to stock selection across a broad range of global healthcare and healthcare related industries. Companies we invest in include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. Our emphasis is on long-term growth opportunities combined with intrinsic value analysis. Stock selection combines fundamental research and financial analysis to assess all candidates and we identify catalysts to unlock value and/or drive future growth. Intrinsic valuation price targets are established for each holding and stocks are sold when they reach our targets or when fundamentals deteriorate.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Healthcare Sector Risk Issuer Risk Liquidity Risk	Management Risk Market Risk Non-Diversification Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Precious Metals Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Michael Bradshaw, CFA
Fund Inception:	January 30, 1978
Administrator Class	Ticker: EKWDX	Fund Number: 3758

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

Principal Investment Strategies

We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Liquidity Risk Management Risk	Market Risk Non-Diversification Risk Precious Metals Sector Risk Regulatory Risk Smaller Company Securities Risk Subsidiary Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Specialized Technology Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	RCM Capital Management, LLC
Portfolio Managers	Huachen Chen, CFA Walter C. Price, Jr., CFA
Fund Inception:	September 18, 2000
Administrator Class	Ticker: WFTDX	Fund Number: 3757

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

Principal Investment Strategies

We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.
We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Convertible Securities Risk Counter-Party Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Liquidity Risk	Management Risk Market Risk Non-Diversification Risk Regulatory Risk Smaller Company Securities Risk Technology Sector Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Utility and Telecommunications Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Crow Point Partners, LLC
Portfolio Manager	Timothy O'Brien, CFA
Fund Inception:	January 4, 1994
Administrator Class	Ticker: EVUDX	Fund Number: 3759

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in securities of utility and telecommunication companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

  Convertible Securities Risk

  Counter-Party Risk

  Debt Securities Risk

  Derivatives Risk

  Emerging Markets Risk

  Foreign Investment Risk

  Growth Style Investment Risk

  High Yield Securities Risk

  Issuer Risk

  Leverage Risk

Liquidity Risk Management Risk Market Risk Non-Diversification Risk Options Risk Regulatory Risk Smaller Company Securities Risk Utility and Telecommunications Sectors Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Convertible Securities Risk
 Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Healthcare Sector Risk
 The Health Care Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector. In particular, the Fund may be affected by worldwide scientific or technological developments related to healthcare companies. Healthcare products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A healthcare company's valuation can often be based largely on the potential or actual performance of a limited number of products. A healthcare company's valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many healthcare companies are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in healthcare companies include the risk that the economic prospects, and the share prices, of such companies generally can fluctuate dramatically due to changes in the regulatory or competitive environments.

High Yield Securities Risk
High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Non-Diversification Risk
Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Options Risk
Options trading is a highly specialized investment activity which entails additional risks than those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to the writer of the option. A Fund that writes options is subject to the risk that its forecast of market value or other relevant factors is incorrect, which could cause the Fund to be in a worse position than it would have been had if it had not written the option. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Precious Metals Sector Risk
 The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector. In particular, the precious metals sector is subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Since much of the world's gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country can affect the price of gold and precious metals located elsewhere.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Subsidiary Risk
 The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Technology Sector Risk
 The Specialized Technology Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. In particular, technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment and technologies will not be accepted by consumers or businesses, or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities.

Utility and Telecommunications Sectors Risk
The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors. In particular, investments in the utility and telecommunications sectors include unique risks such as decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. These developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Telecommunications companies and products, like technology companies and products generally, are highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through mobile devices, as well as intense pricing competition and industry consolidation. Investments in companies in energy-related industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations (including possible imposition of a windfall profit tax or similar tax). The Fund's investment performance will be more significantly affected by factors affecting utility, energy, and telecommunications companies than would be a fund investing more broadly. In addition, utility and telecommunications companies typically borrow heavily to support continuing operations. Increases in interest rates could increase borrowing costs, which could adversely impact an issuer's financial results and stock price, and ultimately the value of, and total return on, the Fund's shares.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Specialized Technology Fund is available in the Fund's annual report for the fiscal period ended March 31, 2011 and will be available for the remaining Funds in the Funds' annual report for the fiscal year ended March 31, 2012.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Health Care Fund	0.66%
Precious Metals Fund	0.49%
Specialized Technology Fund	1.05%
Utility and Telecommunications Fund	0.50%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Crow Point Partners, LLC (Crow Point), is the sub-adviser to the Utility and Telecommunications Fund. As sub-adviser, Crow Point manages the Fund's investments on a day-to-day basis. Crow Point is an investment management company formed in 2006, located at 10 The New Driftway, Scituate, Massachusetts 02066.

Timothy O'Brien, CFA Utility and Telecommunications Fund

Mr. O'Brien is responsible for managing the Utility and Telecommunications Fund, which he has managed since 2002. Mr. O'Brien is a Managing Partner of Crow Point Partners LLC, an investment management firm and the sub-adviser for three Wells Fargo Advantage Funds. Prior to forming Crow Point in 2006, he was a Managing Director and Senior Portfolio Manager with the Value Equity team of Evergreen Investments' Equity Management group. Education: B.A., University of Massachusetts, MBA in finance, Wharton School. He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute.

RCM Capital Management, LLC (RCM), wholly owned by RCM US Holdings LLC (US Holdings), is located at 555 Mission Street, Suite 1700, San Francisco, CA 94105. US Holdings is a registered investment adviser and is an indirect wholly owned subsidiary of Dresdner Bank AG, which in turn, is a wholly owned subsidiary of Allianz SE. RCM is a registered investment adviser and is the sub-adviser for the Specialized Technology Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund.

Huachen Chen, CFA Specialized Technology Fund

Mr. Chen is jointly responsible for managing the Specialized Technology Fund, which he managed from 2000 to April 2003, and again since 2004. Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. From 2000 through April 2003, he co-managed the Specialized Technology Fund, and in May 2003 joined the team of RCM investment professionals that provide research assistance to the Fund. He resumed his co-management responsibilities for the Fund in 2004. Education: B.S., Electrical Engineering, Cornell University; M.S., Materials Science and Engineering, Northwestern University.

Walter C. Price, Jr., CFA Specialized Technology Fund

Mr. Price is jointly responsible for managing the Specialized Technology Fund, which he has managed since 2000. Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He is responsible for fundamental security analysis in the software/services and internet areas. He is a Director and past president of the M.I.T. Club of Northern California and heads the Educational Council for M.I.T. in the Bay Area. Education: B.S., Electrical Engineering, M.I.T.; B.S. and M.S., Management, Sloan School, M.I.T.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Health Care Fund and the Precious Metals Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Robert Junkin, CPA Health Care Fund

Mr. Junkin is responsible for managing the Health Care Fund, which he has managed since 2007. Mr. Junkin is Managing Director and Senior Portfolio Manager on the Small/Mid Growth Equity team with Wells Capital's Equity Management group. He has been with Wells Capital or its predecessor since 2007. Previously, he served as a Vice President and Portfolio Manager with MFC Global Investment Management where he was responsible for the John Hancock Health Sciences Fund (2005 to 2007) and as a co-manager for the Large Cap Equity Portfolio (2003-2007). Additionally, he served as a Vice President and Portfolio Manager with Pioneer Investments on large and mid cap growth funds (1997-2002). He spent several years as a Senior Research Analyst with ABN Amro and Mabon Securities covering the Medical Technology and Health Services industries. Education: B.A., Economics, University of Pennsylvania; M.S., Accounting, Northeastern University. He received his Certified Public Accountant license from the State of New York.

Michael Bradshaw, CFA Precious Metals Fund

Mr. Bradshaw is responsible for managing the Precious Metals Fund, which he has managed since 2006. Mr. Bradshaw is a Senior Portfolio Manager with Wells Capital's International Developed Markets team. His responsibilities include the management of the Wells Fargo Advantage Precious Metals Fund. Previously, he was a Director and Senior Equity Analyst with Wells Capital's International Developed Markets team where his responsibilities included research coverage of international metals and mining equities. Mr. Bradshaw has been with Wells Capital or its predecessor since 2006. Education: B.S., Geology, University of Western Ontario; MBA in Finance, University of Toronto. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargo.com/advantagefunds.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $10 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $1 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  Visit our Web site at wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Administrator Class account application

  Call Investor Services at 1-800-222-8222 for faxing instructions

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes For Buying Shares

  Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

  Money market funds;

  Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

  Permitted exchanges between share classes of the same Fund;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Health Care Fund, the Precious Metals Fund and the Specialized Technology Fund generally make distributions of any net investment income and any realized net capital gains at least annually. The Utility and Telecommunications Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

  Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

  Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

  Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Funds. The sub-section below titled "Additional Expense Information" provides further information regarding each Fund's Annual Fund Operating Expenses. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to each Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that a Fund may incur, such as brokerage commissions, interest, taxes, the expenses of any money market fund or other fund held by a Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse a Fund for these types of expenses, even if they cause a Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

FTSE Gold Mines Index	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold.
S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage Asset Allocation Fund.The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

S&P 500 Utilities Index	The S&P 500 Utilities Index is a market value-weighted index, measuring the performance of all stocks within the Utility Sector of the S&P 500 Index.
S&P 1500 Supercomposite Healthcare Sector Index

The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged capitalization-weighted index tracking the performance of health care stocks within the S&P 500, S&P MidCap 400 Index and S&P 600 Index. S&P indices are unmanaged and track the performance of publicly-traded U.S. stocks. They are often used to indicate the performance of specific market capitalizations and or the overall U.S. stock market.

S&P North American Technology Index	The S&P North American Technology Index (formerly the Goldman Sachs Technology Index) is a modified capitalization-weighted index of selected technology stocks.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including the inception date of the relevant share class, information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

  Health Care Fund - Historical performance shown for the Administrator class of the Fund prior to July 19, 2010 is based on the performance of the fund's predecessor, Evergreen Health Care Fund.

  Precious Metals Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Historical performance shown for all classes of the Fund prior July 19, 2010 is based on the performance of the fund's predecessor, Evergreen Precious Metals Fund.

  Specialized Technology Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

  Utility and Telecommunications Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Historical performance shown for all classes of the Fund prior July 19, 2010 is based on the performance of the fund's predecessor, Evergreen Utility and Telecommunications Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. On July 19, 2010, the Health Care Fund acquired the net assets of Evergreen Health Care Fund, the Precious Metals Fund acquired the net assets of Evergreen Precious Metals Fund, and the Utility and Telecommunications Fund acquired the net assets of Evergreen Utility and Telecommunications Fund (the Evergreen Funds are collectively, the "Acquired Funds"). The Acquired Funds were the accounting and performance survivor of those respective transactions. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

Health Care Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Administrator Class	2011[1]	2010[4]	2009[4]	2008[4]	2007[4]	2006[4]
Net asset value, beginning of period	$18.33	$15.88	$15.00	$23.64	$21.36	$19.70
Income from investment operations
Net investment income (loss)	-0.03[2]	0.01[2]	-0.08[2]	-0.08[2]	-0.02[2]	-0.07[2]
Net realized and unrealized gains (losses) on investments	1.89	2.44	0.96	-6.77	2.91	2.86
Total from investment operations	1.86	2.45	0.88	-6.85	2.89	2.79
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	-1.79	-0.61	-1.13
Total distributions to shareholders	0.00	0.00	0.00	-1.79	-0.61	-1.13
Net asset value, end of period	$20.19	$18.33	$15.88	$15.00	$23.64	$21.36
Ratio to average net assets (annualized)
Net investment income (loss)	-0.37%	0.04%	-0.56%	-0.43%	-0.11%	-0.33%
Gross expenses	1.42%	1.54%	1.56%	1.41%	1.35%	1.40%
Net expenses	1.23%	1.49%	1.56%	1.41%	1.35%	1.39%
Total return[3]	10.15%	15.43%	5.87%	-31.15%	13.86%	14.80%
Portfolio turnover rate	33%	42%	49%	47%	71%	41%
Net assets, end of period (000's omitted)	$5,817	$4,090	$6,057	$6,466	$9,535	$14,210
Please see footnotes on page 52.

Precious Metals Fund

For a share outstanding throughout each period.

	Period Ended March 31,	Period Ended October 31,
Administrator Class	2011[1]	2010[5]
Net asset value, beginning of period	$93.65	$77.73
Income from investment operations
Net investment income (loss)	-0.11[2]	-0.12[2]
Net realized and unrealized gains (losses) on investments	3.22	16.04
Total from investment operations	3.11	15.92
Distribution to shareholders from
Net investment income	-4.30	0.00
Net realized gains	-6.76	0.00
Total distributions to shareholders	-11.06	0.00
Net asset value, end of period	$85.70	$93.65
Ratio to average net assets (annualized)
Net investment income (loss)	-0.30%	-0.54%
Gross expenses	0.91%	1.06%
Net expenses	0.91%	0.95%
Total return[3]	3.20%	20.48%
Portfolio turnover rate	5%	14%
Net assets, end of period (000's omitted)	$94,103	$127

Specialized Technology Fund

For a share outstanding throughout each period.

	Period Ended March 31,	Period Ended October 31,
Administrator Class	2011[1]	2010[5]
Net asset value, beginning of period	$7.74	$6.63
Income from investment operations
Net investment income (loss)	-0.04[2]	-0.02[2]
Net realized and unrealized gains (losses) on investments	1.18	1.13
Total from investment operations	1.14	1.11
Distribution to shareholders from
Net investment income	0.00	0.00
Net realized gains	0.00	0.00
Total distributions to shareholders	0.00	0.00
Net asset value, end of period	$8.88	$7.74
Ratio to average net assets (annualized)
Net investment income (loss)	-1.03%	-0.97%
Gross expenses	1.48%	1.58%
Net expenses	1.48%	1.50%
Total return[3]	14.73%	16.74%
Portfolio turnover rate	43%	164%
Net assets, end of period (000's omitted)	$3,879	$108
Please see footnotes on page 52.

Utility and Telecommunications Fund

For a share outstanding throughout each period.

	Period Ended March 31,	Year Ended October 31,
Administrator Class	2011[1]	2010[5]
Net asset value, beginning of period	$11.74	$11.10
Income from investment operations
Net investment income (loss)	0.12[2]	0.06
Net realized and unrealized gains (losses) on investments	0.89	0.63
Total from investment operations	1.01	0.69
Distribution to shareholders from
Net investment income	-0.16	-0.05
Net realized gains	0.00	0.00
Total distributions to shareholders	-0.16	-0.05
Net asset value, end of period	$12.59	$11.74
Ratio to average net assets (annualized)
Net investment income (loss)	2.37%	2.23%
Gross expenses	1.04%	1.14%
Net expenses	0.95%	0.95%
Total return[3]	8.70%	6.22%
Portfolio turnover rate	8%	51%
Net assets, end of period (000's omitted)	$3,904	$11
1	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.
2	Calculated based upon average shares outstanding.
3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
4	Class I shares of the predecessor fund became Administrator Class shares on July 19, 2010.
5	Class commenced operations on July 30, 2010.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargo.com/advantagefunds From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2011 Wells Fargo Funds Management, LLC. All rights reserved	081SFAM/P403 08/11 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	August 1, 2011

Specialty Funds

Prospectus

Institutional Class

Precious Metals Fund
EKWYX
Utility and Telecommunications Fund
EVUYX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

Precious Metals Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.73%
1.	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.79% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$75
3 Years	$233
5 Years	$406
10 Years	$906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in investments related to precious metals. We may invest any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments, and we may invest up to 40% of the Fund's total assets in emerging market equity securities. We may also invest up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals. The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities.

We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Precious Metals Sector Risk. The Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Subsidiary Risk. The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2002	+37.46%
Lowest Quarter: 3rd Quarter 2008	-28.90%
Year-to-date total return as of 6/30/2011 is -7.92%

Average Annual Total Returns for the periods ended 12/31/2010
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	2/29/2000	38.21%	21.97%	28.88%
Institutional Class (after taxes on distributions)	2/29/2000	34.62%	20.69%	27.94%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	2/29/2000	26.77%	19.05%	26.45%
FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)		29.93%	13.60%	20.36%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael Bradshaw, CFA, Portfolio Manager/2006

Transaction Policies

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Institutional Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Utility and Telecommunications Fund Summary

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.79%
1.	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.78% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$81
3 Years	$256
5 Years	$449
10 Years	$1,008

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. We may invest up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments, and may invest up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Utility and Telecommunications Sectors Risk. The Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2003	+16.69%
Lowest Quarter: 3rd Quarter 2001	-20.44%
Year-to-date total return as of 6/30/2011 is +10.70%

Average Annual Total Returns for the periods ended 12/31/2010
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	2/28/1994	3.43%	5.65%	3.50%
Institutional Class (after taxes on distributions)	2/28/1994	3.03%	4.47%	2.34%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	2/28/1994	2.73%	4.49%	2.45%
S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)		5.46%	3.90%	0.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2002

Transaction Policies

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Institutional Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

  how we intend to invest your money; and

  what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Principal Risk Factors

This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Precious Metals Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Michael Bradshaw, CFA
Fund Inception:	January 30, 1978
Institutional Class	Ticker: EKWYX	Fund Number: 154

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in investments related to precious metals;

  any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

  up to 40% of the Fund's total assets in emerging market equity securities; and

  up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

Principal Investment Strategies

We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Liquidity Risk Management Risk	Market Risk Non-Diversification Risk Precious Metals Sector Risk Regulatory Risk Smaller Company Securities Risk Subsidiary Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Utility and Telecommunications Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Crow Point Partners, LLC
Portfolio Manager	Timothy O'Brien, CFA
Fund Inception:	January 4, 1994
Institutional Class	Ticker: EVUYX	Fund Number: 767

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

  up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade;

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

  up to 20% of the Fund's total assets in emerging market equity securities.

Principal Investment Strategies

We invest principally in securities of utility and telecommunication companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

  Convertible Securities Risk

  Counter-Party Risk

  Debt Securities Risk

  Derivatives Risk

  Emerging Markets Risk

  Foreign Investment Risk

  Growth Style Investment Risk

  High Yield Securities Risk

  Issuer Risk

  Leverage Risk

Liquidity Risk Management Risk Market Risk Non-Diversification Risk Options Risk Regulatory Risk Smaller Company Securities Risk Utility and Telecommunications Sectors Risk Value Style Investment Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Convertible Securities Risk
 Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

Derivatives Risk
The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions (e.g., over-the-counter swaps) are subject to counterparty risk.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

High Yield Securities Risk
High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Leverage Risk
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Certain derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Non-Diversification Risk
Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Options Risk
Options trading is a highly specialized investment activity which entails additional risks than those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to the writer of the option. A Fund that writes options is subject to the risk that its forecast of market value or other relevant factors is incorrect, which could cause the Fund to be in a worse position than it would have been had if it had not written the option. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Precious Metals Sector Risk
 The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector. In particular, the precious metals sector is subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Since much of the world's gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country can affect the price of gold and precious metals located elsewhere.

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Subsidiary Risk
 The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

Utility and Telecommunications Sectors Risk
The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors. In particular, investments in the utility and telecommunications sectors include unique risks such as decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. These developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Telecommunications companies and products, like technology companies and products generally, are highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through mobile devices, as well as intense pricing competition and industry consolidation. Investments in companies in energy-related industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations (including possible imposition of a windfall profit tax or similar tax). The Fund's investment performance will be more significantly affected by factors affecting utility, energy, and telecommunications companies than would be a fund investing more broadly. In addition, utility and telecommunications companies typically borrow heavily to support continuing operations. Increases in interest rates could increase borrowing costs, which could adversely impact an issuer's financial results and stock price, and ultimately the value of, and total return on, the Fund's shares.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargo.com/advantagefunds.

Organization and Management of the Funds

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements will be available for the Funds in the Funds' annual report for the fiscal year ended March 31, 2012.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Precious Metals Fund	0.49%
Utility and Telecommunications Fund	0.50%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Crow Point Partners, LLC (Crow Point), is the sub-adviser to the Utility and Telecommunications Fund. As sub-adviser, Crow Point manages the Fund's investments on a day-to-day basis. Crow Point is an investment management company formed in 2006, located at 10 The New Driftway, Scituate, Massachusetts 02066.

Timothy O'Brien, CFA Utility and Telecommunications Fund

Mr. O'Brien is responsible for managing the Utility and Telecommunications Fund, which he has managed since 2002. Mr. O'Brien is a Managing Partner of Crow Point Partners LLC, an investment management firm and the sub-adviser for three Wells Fargo Advantage Funds. Prior to forming Crow Point in 2006, he was a Managing Director and Senior Portfolio Manager with the Value Equity team of Evergreen Investments' Equity Management group. Education: B.A., University of Massachusetts, MBA in finance, Wharton School. He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Precious Metals Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Michael Bradshaw, CFA Precious Metals Fund

Mr. Bradshaw is responsible for managing the Precious Metals Fund, which he has managed since 2006. Mr. Bradshaw is a Senior Portfolio Manager with Wells Capital's International Developed Markets team. His responsibilities include the management of the Wells Fargo Advantage Precious Metals Fund. Previously, he was a Director and Senior Equity Analyst with Wells Capital's International Developed Markets team where his responsibilities included research coverage of international metals and mining equities. Mr. Bradshaw has been with Wells Capital or its predecessor since 2006. Education: B.S., Geology, University of Western Ontario; MBA in Finance, University of Toronto. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargo.com/advantagefunds.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $100 million in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $5 million in a Fund; and

  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

To buy additional shares or to buy
shares in a new Fund:

  Call Investor Services at 1-800-222-8222 or

  Call 1-800-368-7550 for the automated phone system or

  Visit our Web site at wellsfargo.com/ advantagefunds

By Wire

  Complete and sign the Institutional Class account application.

  Call Investor Services at 1-800-222-8222 for faxing instructions.

  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

  Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

  Money market funds;

  Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

  Permitted exchanges between share classes of the same Fund;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Precious Metals Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. The Utility and Telecommunications Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Funds. The sub-section below titled "Additional Expense Information" provides further information regarding each Fund's Annual Fund Operating Expenses. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to each Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that a Fund may incur, such as brokerage commissions, interest, taxes, the expenses of any money market fund or other fund held by a Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse a Fund for these types of expenses, even if they cause a Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

FTSE Gold Mines Index	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold.
S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage Asset Allocation Fund.The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

S&P 500 Utilities Index	The S&P 500 Utilities Index is a market value-weighted index, measuring the performance of all stocks within the Utility Sector of the S&P 500 Index.

Share Class Performance
 The following provides additional information about the performance history of the Funds contained in this prospectus, including the inception date of the relevant share class, information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

  Precious Metals Fund - Historical performance shown for the Institutional class of the Fund prior July 19, 2010 is based on the performance of the fund's predecessor, Evergreen Precious Metals Fund.

  Utility and Telecommunications Fund - Historical performance shown for the Institutional class of the Fund prior to July 19, 2010 is based on the performance of the fund's predecessor, Evergreen Utility and Telecommunications Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. On July 19, 2010, the Precious Metals Fund acquired the net assets of Evergreen Precious Metals Fund and the Utility and Telecommunications Fund acquired the net assets of Evergreen Utility and Telecommunications Fund (the Evergreen Funds are collectively, the "Acquired Funds"). The Acquired Funds were the accounting and performance survivor of those respective transactions. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

Precious Metals Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Institutional Class	2011[1]	2010[4]	2009[4]	2008[4]	2007[4]	2006[4]
Net asset value, beginning of period	$93.68	$64.41	$33.07	$76.63	$55.78	$35.82
Income from investment operations
Net investment income (loss)	-0.06[2]	-0.14[2]	-0.20[2]	0.03[2]	0.01[2]	0.04[2]
Net realized and unrealized gains (losses) on investments	3.26	29.41	33.19	-38.69	24.24	20.33
Total from investment operations	3.20	29.27	32.99	-38.66	24.25	20.37
Distribution to shareholders from
Net investment income	-4.28	0.00	0.00	0.00	-0.55	-0.41
Net realized gains	-6.76	0.00	-1.65	-4.90	-2.85	0.00
Total distributions to shareholders	-11.04	0.00	-1.65	-4.90	-3.40	-0.41
Net asset value, end of period	$85.84	$93.68	$64.41	$33.07	$76.63	$55.78
Ratio to average net assets (annualized)
Net investment income (loss)	-0.15%	-0.18%	-0.37%	0.04%	0.02%	0.09%
Gross expenses	0.72%	0.78%	0.82%	0.82%	0.82%	0.86%
Net expenses	0.69%	0.78%	0.82%	0.82%	0.82%	0.84%
Total return[3]	3.32%	45.47%	103.78%	-53.54%	45.40%	57.30%
Portfolio turnover rate	5%	14%	14%	19%	37%	23%
Net assets, end of period (000's omitted)	$96,798	$84,087	$42,511	$15,213	$8,293	$5,910
Please see footnotes on page 37.

Utility and Telecommunications Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Institutional Class[6]	2011[1]	2010[4]	2009[4]	2008[4]	2007[4]	2006[4]
Net asset value, beginning of period	$11.74	$10.78	$10.69	$16.72	$13.65	$12.04
Income from investment operations
Net investment income (loss)	0.16	0.31[2]	0.51	1.14[2]	0.78	1.26[2]
Net realized and unrealized gains (losses) on investments	0.87	0.95	0.09	-6.23	3.24	1.28
Total from investment operations	1.03	1.26	0.60	-5.09	4.02	2.54
Distribution to shareholders from
Net investment income	-0.16	-0.30	-0.51	-0.94	-0.95	-0.93
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	-0.16	-0.30	-0.51	-0.94	-0.95	-0.93
Net asset value, end of period	$12.61	$11.74	$10.78	$10.69	$16.72	$13.65
Ratio to average net assets (annualized)
Net investment income (loss)	3.22%	2.73%	4.88%	7.92%	5.31%	9.98%
Gross expenses	0.81%	0.86%	0.89%	0.83%	0.79%	0.90%
Net expenses	0.78%	0.84%	0.89%	0.83%	0.79%	0.86%
Total return[3]	8.85%	11.75%	6.03%	-31.55%	30.24%	22.09%
Portfolio turnover rate	8%	51%	109%	153%	75%	121%
Net assets, end of period (000's omitted)	$6,909	$7,123	$9,196	$8,927	$3,677	$2,606
1	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.
2	Calculated based upon average shares outstanding.
3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
4	Class I shares of the predecessor fund became Institutional Class shares on July 19, 2010.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargo.com/advantagefunds From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2011 Wells Fargo Funds Management, LLC. All rights reserved	081SFIT/P404 08/11 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	August 1, 2011

Specialty Funds

Prospectus

Investor Class

Specialized Technology Fund
WFTZX

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund Summary

A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Fund

Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

Organization and Management of the Fund

Information about the Fund's organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

Specialized Technology Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.69%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.76%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.76%
1.	The Adviser has committed through July 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.82% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$179
3 Years	$554
5 Years	$954
10 Years	$2,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from November 1, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of technology companies; up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments; up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.
We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Technology Sector Risk. The Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and may become rapidly obsolete.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 4th Quarter 2001	+39.35%
Lowest Quarter: 1st Quarter 2001	-32.82%
Year-to-date total return as of 6/30/2011 is +5.01%

Average Annual Total Returns for the periods ended 12/31/2010
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	4/8/2005	27.02%	8.50%	1.75%
Investor Class (after taxes on distributions)	4/8/2005	27.02%	8.50%	1.75%
Investor Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	17.56%	7.39%	1.51%
S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)		12.65%	5.83%	-0.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	RCM Capital Management, LLC	Huachen Chen, CFA, Portfolio Manager/2000 Walter C. Price, Jr., CFA, Portfolio Manager/2000

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Investor Class: $2,500 Minimum Additional Investment Investor Class: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio manager. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve; and

  how we intend to invest your money.

This section also provides a summary of the Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

Specialized Technology Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	RCM Capital Management, LLC
Portfolio Managers	Huachen Chen, CFA Walter C. Price, Jr., CFA
Fund Inception:	September 18, 2000
Investor Class	Ticker: WFTZX	Fund Number: 3283

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investments

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of technology companies;

  up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments;

  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

  primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

Principal Investment Strategies

We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.
We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.
The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Risk Factors

The Fund is primarily subject to the risks mentioned below.

Convertible Securities Risk Counter-Party Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Liquidity Risk	Management Risk Market Risk Non-Diversification Risk Regulatory Risk Smaller Company Securities Risk Technology Sector Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Convertible Securities Risk
 Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

Counter-Party Risk
When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Emerging Markets Risk
Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

Liquidity Risk
A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

Non-Diversification Risk
Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Regulatory Risk
Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Technology Sector Risk
 The Specialized Technology Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. In particular, technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment and technologies will not be accepted by consumers or businesses, or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at wellsfargo.com/advantagefunds.

Organization and Management of the Fund

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's annual report for the fiscal period ended March 31, 2011.

For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Specialized Technology Fund	1.05%

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for the Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various other client and proprietary accounts may at times take positions that are adverse to the Fund. Funds Management applies various policies to address these situations, but the Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their other clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage the Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

The Sub-Adviser and Portfolio Managers

The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

RCM Capital Management, LLC (RCM), wholly owned by RCM US Holdings LLC (US Holdings), is located at 555 Mission Street, Suite 1700, San Francisco, CA 94105. US Holdings is a registered investment adviser and is an indirect wholly owned subsidiary of Dresdner Bank AG, which in turn, is a wholly owned subsidiary of Allianz SE. RCM is a registered investment adviser and is the sub-adviser for the Specialized Technology Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund.

Huachen Chen, CFA Specialized Technology Fund

Mr. Chen is jointly responsible for managing the Specialized Technology Fund, which he managed from 2000 to April 2003, and again since 2004. Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. From 2000 through April 2003, he co-managed the Specialized Technology Fund, and in May 2003 joined the team of RCM investment professionals that provide research assistance to the Fund. He resumed his co-management responsibilities for the Fund in 2004. Education: B.S., Electrical Engineering, Cornell University; M.S., Materials Science and Engineering, Northwestern University.

Walter C. Price, Jr., CFA Specialized Technology Fund

Mr. Price is jointly responsible for managing the Specialized Technology Fund, which he has managed since 2000. Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He is responsible for fundamental security analysis in the software/services and internet areas. He is a Director and past president of the M.I.T. Club of Northern California and heads the Educational Council for M.I.T. in the Bay Area. Education: B.S., Electrical Engineering, M.I.T.; B.S. and M.S., Management, Sloan School, M.I.T.

Dormant Multi-Manager Arrangement

The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires the Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Compensation to Dealers and Shareholders Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or its affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargo.com/advantagefunds.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$2,500 $1,000 $1,000 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

You may open an account online and fund your account with an Electronic Funds Transfer from your bank account, by Federal Wire, or by sending us a check. Initial investments made on line are limited to $25,000. Visit wellsfargo.com/advantagefunds

  To buy additional shares or buy shares of a new Fund, visit wellsfargo.com/advantagefunds.

  Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Complete and sign your account application.

  Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266          Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

  Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

  Complete, sign and mail your account application (refer to the section on buying shares by mail)

  Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
                   (Name of Fund, Account
                   Number and any applicable
                   share class)
                   Account Name: Provide your
                   name as registered on the
                   Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

  Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

  Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

  No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

  Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000.You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

  Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

  Make sure all account owners sign the request exactly as their names appear on the account application.

  A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

  To arrange for a Federal Funds wire, call 1-800-222-8222.

  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

  Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

  There is a $10 fee for each request.

By Telephone / Electronic Funds Transfer (EFT)

  Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

  Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

  Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

  A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

  Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

  Proper Form. If the transfer agent receives your request to sell shares in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

  Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

  Wire Fees. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

  Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

  Money market funds;

  Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

  Permitted exchanges between share classes of the same Fund;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

Because the Ultra Short-Term Income Fund is often used for short-term investments, it is designed to accomodate more frequent purchases and redemptions than longer-term income funds. As a result, the Ultra Short-Term Income Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short-Term Income Fund or its shareholders. Although the policies adopted by the Ultra Short-Term Income Fund do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

  Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

  Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

  Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

    must have a Fund account valued at $10,000 or more;

    must request a minimum redemption of $100;

    must have your distributions reinvested; and

    may not simultaneously participate in the Automatic Investment Plan.

  Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Specialized Technology Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Fund. The sub-section below titled "Additional Expense Information" provides further information regarding the Fund's Annual Fund Operating Expenses. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summary. The sub-section below titled "Share Class Performance" provides history for specified share classes of the Fund.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to the Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that the Fund may incur, such as brokerage commissions, interest, taxes, the expenses of any money market fund or other fund held by the Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse the Fund for these types of expenses, even if they cause the Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Index Descriptions
The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500 Index

S&P 500 is a registered trademark of Standard and Poor's. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

S&P North American Technology Index	The S&P North American Technology Index (formerly the Goldman Sachs Technology Index) is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

Share Class Performance
 The following provides additional information about the performance history of the Fund contained in this prospectus, including the inception date, information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

  Specialized Technology Fund - Historical performance shown for the Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report which is available upon request.

Specialized Technology Fund

For a share outstanding throughout each period.

	Period Ended March 31,		Year Ended October 31,
Investor Class	2011[1]	2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.69	$5.78	$4.50	$7.79	$5.44	$5.20
Income from investment operations
Net investment income (loss)	-0.05	-0.09[2]	-0.05[2]	-0.05[2]	-0.07[2]	-0.08
Net realized and unrealized gains (losses) on investments	1.17	2.00	1.33	-3.24	2.42	0.32
Total from investment operations	1.12	1.91	1.28	-3.29	2.35	0.24
Distribution to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.81	$7.69	$5.78	$4.50	$7.79	$5.44
Ratio to average net assets (annualized)
Net investment income (loss)	-1.27%	-1.32%	-0.96%	-0.77%	-1.20%	-1.30%
Gross expenses	1.74%	1.82%	1.96%	1.96%	1.96%	2.00%
Net expenses	1.74%	1.82%	1.86%	1.90%	1.90%	1.90%
Total return[3]	14.56%	33.04%	28.44%	-42.23%	43.20%	4.62%
Portfolio turnover rate	43%	164%	144%	191%	178%	279%
Net assets, end of period (000's omitted)	$94,139	$81,544	$63,814	$49,567	$92,530	$79,827
1	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.
2	Calculated based upon average shares outstanding.
3	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargo.com/advantagefunds From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2011 Wells Fargo Funds Management, LLC. All rights reserved	081SFIV/P406 08/11 ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST
PART B
STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

August 1, 2011

Wells Fargo Funds Trust
1.800.222.8222
Specialty Funds

Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class

Wells Fargo Advantage Health Care Fund

Class A - EHABX, Class B - EHCBX, Class C - EHCCX, Administrator Class - EHCYX

Wells Fargo Advantage Precious Metals Fund

Class A - EKWAX, Class B - EKWBX, Class C - EKWCX, Administrator Class - EKWDX, Institutional Class - EKWYX

Wells Fargo Advantage Specialized Technology Fund

Class A - WFSTX, Class B - WFTBX, Class C - WFTCX, Administrator Class - WFTDX, Investor Class - WFTZX

 Wells Fargo Advantage Utility and Telecommunications Fund

Class A - EVUAX, Class B - EVUBX, Class C - EVUCX, Administrator Class - EVUDX, Institutional Class - EVUYX

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about four series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). The Funds are considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated above. This SAI relates to all such classes of shares. Class B shares of the Funds are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds subject to the limitations described in each Fund's prospectus, and in connection with the closing of a reorganization.

This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated August 1, 2011. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended March 31, 2011, are hereby incorporated by reference to the Funds' Annual Report dated as of March 31, 2011. The Prospectuses and Annual Report may be obtained free of charge by visiting our Web site at wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.

 SPEC/FASAI06 08/11

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Trust had only nominal assets.

On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

On February 3, 2004, the Board of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

On December 30, 2009, the Board of Trustees of Evergreen Funds ("Evergreen") and on January 11, 2010 the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust The effective date of the reorganization was July 12, 2010 for certain Evergreen Funds and July 19, 2010 for the remainder of the Evergreen Funds.

The Health Care Fund commenced operations on July 19, 2010, as successor to Evergreen Health Care Fund, a series of Evergreen Equity Trust. The predecessor fund commenced operations on December 22, 1999 as a series of Evergreen Equity Trust.

The Precious Metals Fund commenced operations on July 19, 2010, as successor to Evergreen Precious Metals Fund, a series of Evergreen International Trust. The predecessor Evergreen Precious Metals Fund commenced operations on January 30, 1978.

The Specialized Technology Fund commenced operations on September 18, 2000.

The Utility and Telecommunications Fund commenced operations on July 19, 2010, as successor to Evergreen Utility and Telecommunications Fund, a series of Evergreen Equity Trust. The predecessor Evergreen Utility and Telecommunications Fund commenced operations on January 4, 1994 as a series under Evergreen Investment Trust (formerly First Union Funds) and was later reorganized as a series of Evergreen Equity Trust on December 22, 1997.

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in: (i) securities of other investment companies, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) repurchase agreements, (iv) municipal securities, and does not limit (v) Wells Fargo Advantage Health Care Fund's investments in securities of issuers primarily engaged in any industry within the healthcare sector, (vi) Wells Fargo Advantage Utility and Telecommunications Fund's investments in any industry within the utility and telecommunications sector, (vii) Wells Fargo Advantage Precious Metals Fund's investments in securities related to mining, processing or dealing in gold or other precious metals, or (viii) Specialized Technology Fund's investment in securities of the technology sector, which can be a single industry or group of industries such as the computer, software, communications equipment and services, semiconductor, health care, biotechnology, or defense and aerospace industries. Health Care Fund is required to invest at least 80% of its net assets in equity securities of healthcare companies that develop, produce or distribute products or services related to the healthcare, life sciences or medical industries. Utility and Telecommunications Fund is required to invest at least 80% of its net assets in common, preferred and convertible debentures of utility (water, gas, electric) and telecommunications companies. Precious Metals Fund is required to invest at least 80% of its net assets in investments related to precious metals.

(2) make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act. A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more than 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL APPROVED PRINCIPAL INVESTMENT STRATEGIES

In addition to the principal investment strategies set forth in the Prospectus, the Funds may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Such use of derivatives has been approved by the Board of Trustees as a principal investment strategy of the Funds, although any particular Fund may not necessarily be using derivatives at this time. Please refer to the Fund's Prospectus for information regarding the Fund's anticipated use of derivatives, if any, as a principal investment strategy. Please note that even if a Fund's Prospectus does not currently include information regarding derivatives, or only includes information regarding certain derivative instruments, the Fund may use any of the derivative described below, at any time, and to any extent consistent with the Fund's other principal investment strategies.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

Both equity and credit derivatives include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate.

The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.
Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus(es). Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus(es), a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Synthetic Convertible Securities

"Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securitiesissued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

EQUITY SECURITIES

The following equity securities may be purchased by the Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Initial Public Offerings

Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock

Preferred stocks represent an equity or ownership interest in an issuer that pay dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bond take precedence over the claims of those who own preferred securities and common stock.

Smaller Company Securities

Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Emerging Market Securities

The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

Foreign Obligations and Securities

The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in the adviser's reasonable discretion, in a country, other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the samecurrency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.

For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' adviser in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management and is sub-advised by Wells Capital Management. The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost.

The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles that, although considered high-quality, short-term money market instruments when originally purchased, are now in payment default or are otherwise impaired (the "Illiquid Investments"). The Illiquid Investments are not held in the Cash Collateral Fund, but rather are held in separate accounts on behalf of the respective Funds.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to both (1) shares of the Cash Collateral Fund held on behalf of such Fund and (ii) interests in Illiquid Securities held on behalf of such Fund. If a Fund elects to discontinue its participation in the securities lending program at a time when the Fund continues to hold an interest in the Illiquid Securities, the securities lending agent will seek to promptly liquidate the Fund's investment in the Cash Collateral Fund, as well the Fund's investments in the Illiquid Securities. In such an event, the securities lending agent may not be able to dispose of the Illiquid Securities at an acceptable price or at all, and in such case may require the Fund to take a distribution of the Illiquid Securities in kind and/or realize a loss on the disposition of the Illiquid Securities.

Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.

Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of March 31, 2011, 149 series comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES[2]
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, a certified public accountant and a certified managerial accountant.

Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010

Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton's Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Currently serves on the Investment Company Institute's Board of Governors and Executive Committee as well the Independent Director's Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.

Asset Allocation Trust
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2	On July 9, 2010, Mr. Michael S. Scofield and Mr. Leroy Keith, Jr., former Trustees of the Evergreen funds, joined the Board of Trustees of the Trust. Mr. Scofield and Mr. Keith each served as Trustees of the Evergreen fund family for over 25 years.

Name and Year of Birth	Position Held with Registrant/Length of Service	Principal Occupation(s) During Past 5 Years
OFFICERS
Karla M. Rabusch (Born 1959)	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

David Berardi (Born 1975)	Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

Kasey Phillips (Born 1970)	Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. None of the current Trustees is an "interested person" of the Trust as that term is defined in the 1940 Act.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
Leroy Keith, Jr. Mr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1983. He is a Trustee of the Virtus fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He currently serves on the Investment Company Institute's Board of Governors and Executive Committee. Mr. Scofield previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also served as a member and former chairman of the Independent Directors Counsel, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He is an attorney in private practice and served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of nine members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met twice during the Fund's most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f ) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met six times during the Fund's most recently completed fiscal year. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee did not meet during the Fund's most recently completed fiscal year.

Compensation. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ending March 31, 2011, the Trustees received the following compensation:

Trustee Compensation
Trustee	Compensation From the Fund	Total Compensation from the Fund Complex[1]
Peter G. Gordon	$1,676	$249,750
Isaiah Harris, Jr.	$1,399	$208,500
Judith M. Johnson	$1,542	$229,750
Dr. Leroy Keith, Jr.[2]	$755	$112,554
David F. Larcker	$1,379	$205,500
Olivia S. Mitchell	$1,399	$208,500
Timothy J. Penny	$1,440	$214,500
Michael S. Scofield[2]	$627	$93,478
Donald C. Willeke	$1,399	$208,500
1	Includes Trustee compensation received from other funds within the entire Fund Complex as of March 31, 2011 (consisting of 149 funds).
2	Messrs. Scofield and Keith joined the Board of Trustees of the Trust on July 9, 2010.

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2010, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of the Funds' equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Independent Trustees Calendar Year Ended December 31, 2010
Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Equity Securities of Fund Complex
Peter G. Gordon	Health Care Fund	$0	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$50,001 - $100,000
	Utility and Telecommunications Fund	$0
Isaiah Harris, Jr.	Health Care Fund	$0	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$0
	Utility and Telecommunications Fund	$0
Judith M. Johnson	Health Care Fund	$0	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$0
	Utility and Telecommunications Fund	$0
Leroy Keith, Jr.[1]	Health Care Fund	$10,001 - $50,000	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$0
	Utility and Telecommunications Fund	$0
David F. Larcker	Health Care Fund	$0	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$0
	Utility and Telecommunications Fund	$0
Olivia S. Mitchell	Health Care Fund	$0	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$0
	Utility and Telecommunications Fund	$0
Timothy J. Penny	Health Care Fund	$0	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$0
	Utility and Telecommunications Fund	$0
Michael S. Scofield[1]	Health Care Fund	$10,001 - $50,000	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$0
	Utility and Telecommunications Fund	$10,001 - $50,000
Donald C. Willeke	Health Care Fund	$0	Over $100,000
	Precious Metals Fund	$0
	Specialized Technology Fund	$10,001 - $50,000
	Utility and Telecommunications Fund	$0
1	Messrs. Scofield and Keith joined the Board of Trustees of the Trust on July 9, 2010.

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2010, none of the Independent Trustees and/or their immediate family members owned securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund	Fee
Health Care Fund	First $500 million	0.800%
	Next $500 million	0.750%
	Next $1 billion	0.700%
	Next $2 billion	0.675%
	Over $4 billion	0.650%

Precious Metals Fund	First $500 million	0.600%
	Next $500 million	0.550%
	Next $1 billion	0.500%
	Next $2 billion	0.475%
	Over $4 billion	0.450%

Specialized Technology Fund	First $500 million	1.05%
	Next $500 million	1.00%
	Next $1 billion	0.95%
	Next $2 billion	0.925%
	Over $4 billion	0.90%

Utility and Telecommunications Fund	First $500 million	0.600%
	Next $500 million	0.550%
	Next $1 billion	0.500%
	Next $2 billion	0.475%
	Over $4 billion	0.450%

Advisory Fees Paid.

Below are the aggregate advisory fees paid by the Funds to Funds Management, and the aggregate advisory fees waived by Funds for the past three fiscal years or periods. For the Health Care Fund, the Precious Metals Fund and the Utility and Telecommunications Fund, amounts paid prior to July 19, 2010 were paid to the adviser of the predecessor funds.

Advisory Fees Paid
Fund/Fiscal Year or Period	Advisory Fees Paid	Advisory Fees Waived
March 31, 2011
Health Care Fund	$304,476	$62,253
Precious Metals Fund	$3,110,801	$358,085
Specialized Technology Fund	$1,127,647	$0
Utilities and Telecommunications Fund	$770,158	$159,330
October 31, 2010
Health Care Fund	$1,074,831	$43,481
Precious Metals Fund	$5,344,292	$443,577
Specialized Technology Fund	$2,175,874	$25
Utilities and Telecommunications Fund	$1,774,149	$164,463
October 31, 2009
Health Care Fund	$1,336,984	$0
Precious Metals Fund	$3,637,014	$0
Specialized Technology Fund	$1,455,658	$156,785
Utilities and Telecommunications Fund	$1,714,517	$0
October 31, 2008
Health Care Fund	$2,367,827	$668
Precious Metals Fund	$4,216,812	$272
Specialized Technology Fund	$2,299,832	$126,321
Utilities and Telecommunications Fund	$2,577,773	$183

General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Sub-Advisers

Funds Management has engaged Crow Point Partners, LLC ("Crow Point") to serve as sub-adviser to the Utility and Telecommunications Fund, RCM Capital Management, LLC ("RCM") as sub-adviser to the Specialized Technology Fund, and Wells Capital Management, Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as sub-adviser to the Health Care Fund and the Precious Metals Fund (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser		Fee
Health Care Fund	Wells Capital Management	First $100 million		0.400%
		Over $100 million		0.350%

Precious Metals Fund	Wells Capital Management	First $100 million		0.400%
		Over $100 million		0.350%

Specialized Technology Fund	RCM	First $50 million		1.00%
		Next $50 million		0.70%
		Over $100 million		0.55%

Utility and Telecommunications Fund	Crow Point	First $1 billion		0.200%
		Next $500 million		0.150%
		Next $1 billion		0.1275%
		Over $2.5 billion		0.100%

Unaffiliated Sub-Advisers. The Funds listed below paid the following aggregate dollar amount of sub-advisory fees to the following unaffiliated sub-advisers:

Fund	Sub-Adviser	Fees Paid	Fees Waived/ Reimbursed
Specialized Technology Fund	RCM	$1,575,220	$0
Utility and Telecommunications Fund	Crow Point	$769,534	$0

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of March 31, 2011, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each, a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Managers
Health Care Fund	Wells Capital Management	Robert Junkin, CPA
Precious Metals Equity	Wells Capital Management	Michael Bradshaw, CFA
Specialized Technology Fund	RCM	Huachen Chen, CFA Walter C. Price, Jr., CFA
Utility and Telecommunications Fund	Crow Point Partners	Timothy O'Brien, CFA

Management of Other Accounts. The following table(s) provide information relating to other accounts managed by the Portfolio Manager(s). The table(s) do not include the Funds or any personal brokerage accounts of the Portfolio Manager(s) and their families.

Michael Bradshaw, CFA	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Huachen Chen, CFA	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$2.52B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$706M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$148M
	Other Accounts
	Number of Accounts	16
	Total Assets Managed	$661M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Robert Junkin, CPA	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Timothy O'Brien, CFA	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Walter C. Price, Jr., CFA	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$2.52B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	7
	Total Assets Managed	$717M
	Number of Accounts Subject to Performance Fee	3
	Assets of Accounts Subject to Performance Fee	$159M
	Other Accounts
	Number of Accounts	10
	Total Assets Managed	$654M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Crow Point. Crow Point manages other investment vehicles, including some that may have investment objectives and strategies similar to the Fund's. The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to the Fund, particularly if the other funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to, for example, an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that the Fund's advisor or subadvisor will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that the Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.
The structure of a portfolio manager's or an investment advisor's compensation may create an incentive for the portfolio manager or investment advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.
In general, Crow Point has policies and procedures that attempt to address the various potential conflicts of interest described above. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.
All employees of Crow Point are bound by the company's Code of Ethics and compliance policies and procedures. Crow Point's chief compliance officer monitors and reviews compliance regularly. Crow Point's Code of Ethics and compliance procedures have been reviewed and accepted by Wells Fargo Funds Management. In addition, side-by-side trading rules have been agreed between Wells Fargo Funds Management and Crow Point as part of existing sub-advisory arrangements which are intended to ensure that shareholders of the sub-advised Wells Fargo funds are treated equitably by Crow Point with respect to investments, trading and allocations.

RCM. Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

These potential conflicts may include, among others:

  The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

  The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

  The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(c) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

A fund's portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM's investment personnel, including each fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Pallas Investment Partners, L.P. ("Pallas") and Related Entities. Pallas is a registered investment adviser with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.

Pallas serves as investment manager to two unregistered investment companies (the "Pallas Hedge Funds") - Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the "General Partner"). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner. Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and 1.50% for Pallas Global Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the Wells Fargo Specialized Technology Fund.

RCM and Pallas share common employees, facilities, and systems. Pallas may act as adviser to one or more of RCM's affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.

RCM, Pallas, and the Allianz Advisory Affiliates all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.

In addition, trades entered into by Pallas on behalf of Pallas' clients are executed through RCM's equity trading desk, and trades by Pallas on behalf of Pallas' clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM's clients. All trades on behalf of Pallas' clients that are executed through RCM's equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.

Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation. The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

Crow Point. Portfolio managers at Crow Point are paid a fixed salary and participate in the profits of the firm in proportion to their equity ownership in the firm.

RCM. RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of its staff with the investment results generated on behalf of its clients. RCM's compensation structure reflects their belief that investment professionals are a key element of the company's success in meeting clients' objectives.

RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, and a benefits package (the "Bonus Program"). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the "Profit Program").

Bonus Program. The primary components of RCM's compensation system are a fixed base salary, an annual cash incentive payment (bonus) and a Long Term Incentive Plan Award (LTIPA). RCM strives to provide its people with a competitive overall package, for which it conducts ongoing research to ensure that each component, as well as total compensation, is ahead of or in line with market levels, and takes into account their performance, experience and potential. While the bonus is a cash payment driven by achievements of the individual and the business relative to set goals, the LTIPA has as its key value driver the overall growth in our operating results and thus offers our senior professionals participation in the growth of RCM's business.

Base salary. Base salary typically reflects scope, responsibilities and experience required in a particular role, be it on the investment side or any other function in the company. Base compensation is regularly reviewed against peers with the help of compensation survey data as well as special competitor analysis, where necessary. Base compensation typically is a bigger percentage of total compensation for more junior positions while for the most senior roles it will be a much smaller component often even capped at certain levels and only adjusted every few years.

Bonus. Bonus compensation is designed to primarily reflect the achievements of an individual against set goals and over a certain time period. For an investment professional these goals will typically be 70% quantitative and 30% qualitative, the former reflecting investment performance evaluated based on peer data over a three-year rolling time period (calculated as one-year plus three year results at 25% and 75% weighting) and the latter reflecting contributions to broader team goals, contributions made to client review meetings, to product development or product refinement initiatives. RCM's regional chief investment officer ("CIO") as well as the global CIO have the same 70% quantitative/30% qualitative metric as their team members with the 70% determined by the asset weighted performance against respective benchmarks of all the portfolios under their supervision.

Long-Term Incentive Plan. The goal of LTIPA as the non-cash, longer term incentive portion of the compensation system, is to strengthen further the alignment between RCM's clients, senior professionals, and RCM's corporate parent. This is achieved by the program having a three year time horizon and a valuation metric which is driven by the overall performance of operating results at the level of RCM as well as Allianz Global Investors AG, RCM's parent. LTIPA is awarded annually - for senior professionals it typically amounts to between 20-30 percent of total compensation - and pays in cash after three years, with the value determined as a multiple of the initial award and growth in operating results. Therefore, under normal circumstances, it is expected that a senior professional will have at all times at least one year of total compensation invested in three tranches of LTIPA. In terms of the criteria driving the specific allocation amounts, they are typically similar to the ones driving bonus; however, more emphasis is given to entrepreneurial initiatives, to achievements above and beyond the "normal" scope of the role and the deferred nature of the awards also allows RCM to emphasize the longer term nature of many of the projects critical for RCM to deliver results on a sustainable basis. RCM views this as very competitive and similar in nature to ownership, yet its employees do not need a liquidity event to realize large gains in value.

Profit Program. In the Profit Program portfolio managers share in the profits generated by the mutual fund they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund.

Wells Capital Management. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the Performance" sections of the Prospectuses.

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
 $1 - $10,000;
 $10,001 - $50,000;
 $50,001 - $100,000;
 $100,001 - $500,000;
 $500,001 - $1,000,000; and
 over $1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Robert Junkin, CPA	Health Care Fund	$1 - $10,000
Michael Bradshaw, CFA	Precious Metals Fund	$10,000 - $50,000
Crow Point
Timothy P. O'Brien, CFA	Utility and Telecommunications Fund	$10,001 - $50,000
RCM
Huachen Chen, CFA	Specialized Technology Fund	$0
Walter C. Price, Jr., CFA	Specialized Technology Fund	$0

Administrator

The Trust has retained Funds Management (the "Administrator"), the adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B and Class C	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.26%	First $5 billion Next $5 billion Over $10 billion	0.31% 0.30% 0.29%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Institutional Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%
Investor Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.33%	First $5 billion Next $5 billion Over $10 billion	0.38% 0.37% 0.36%

Administrative Fees Paid. For the fiscal period shown in the table below, the Funds paid the administrative fee indicated.

Administration Service Fees Paid
Fund/Fiscal Year or Period	Administrative Service Fees Paid
March 31, 2011
Health Care Fund	$138,456
Precious Metals Fund	$1,845,012
Specialized Technology Fund	$357,223
Utilities and Telecommunications Fund	$472,948
October 31, 2010
Health Care Fund	$196,230
Precious Metals Fund	$2,001,236
Specialized Technology Fund	$734,387
Utilities and Telecommunications Fund	$642,063
October 31, 2009
Health Care Fund	$148,554
Precious Metals Fund	$795,864
Specialized Technology Fund	$561,005
Utilities and Telecommunications Fund	$408,218
October 31, 2008
Health Care Fund	$264,079
Precious Metals Fund	$936,036
Specialized Technology Fund	$862,887
Utilities and Telecommunications Fund	$613,396

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges and at the closing of a reorganization). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

For the fiscal period ended March 31, 2011, each Fund paid the Distributor the following fees for distribution-related services. A portion of the distribution-related fees shown in the table were paid to the respective predecessor fund's former distributor. The Distributor did not receive any fees for advertising, printing, mailing or prospectus services.

Distribution Fees
Fund	Total	Compensation to Underwriters	Compensation to Broker/Dealers	Other[1]
Health Care Fund
Class B	$59,170	$0	$0	$59,170
Class C	$72,382	$403	$71,979	$0
Precious Metals Fund
Class B	$238,832	$0	$0	$238,832
Class C	$1,228,377	$218,891	$1,009,486	$0
Specialized Technology Fund
Class B	$5,333	$0	$0	$5,333
Class C	$19,274	$2,680	$16,594	$0
Utility and Telecommunications Fund
Class B	$79,449	$0	$0	$79,449
Class C	$190,870	$11,327	$179,543	$0
1	The Distributor has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Fund are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker-dealers is made by the unaffiliated third party lender from the amounts assigned.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis. The Distributor became the principal underwriter to each predecessor Fund on January 4, 2010. The underwriting commissions shown in the table below prior to this date were paid to each predecessor Fund's former principal underwriter.

For the fiscal periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Distributor are as follows:

Underwriting Commissions
Fund/Fiscal Year End	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
May 31, 2011
Health Care Fund	$2,685	$1,060
Precious Metals Fund	$127,076	$112,800
Specialized Technology Fund	$4,219	$3,887
Utility and Telecommunications Fund	$26,154	$4,257
October 31, 2010
Health Care Fund	$39,570	$39,570
Precious Metals Fund	$266,025	$266,025
Specialized Technology Fund	$960	$163
Utility and Telecommunications Fund	$117,235	$117,235
October 31, 2009
Health Care Fund	$86,887	$86,887
Precious Metals Fund	$283,701	$283,701
Specialized Technology Fund	$5,472	$605
Utility and Telecommunications Fund	$163,725	$163,725
October 31, 2008
Health Care Fund	$130,125	$130,125
Precious Metals Fund	$376,082	$376,082
Specialized Technology Fund	$13,978	$1,862
Utility and Telecommunications Fund	$179,798	$179,798

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1	We will assess Class A purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Computation Of Class A Offering Price. Class A shares are sold at their NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares as of its most recent fiscal year end.

Computation of Class A Offering Price
Fund	Net Asset Value Per Share	Sales Charge Per Share	Offering Price Per Share
Health Care Fund	$19.52	5.75%	$20.71
Precious Metals Fund	$85.64	5.75%	$90.86
Specialized Technology Fund	$8.87	5.75%	$9.41
Utility and Telecommunications Fund	$12.59	5.75%	$13.36

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include: Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and Family members, as defined in the prospectus, of any of the above.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Certain Former Evergreen Fund Shareholders. Certain investors in acquired funds who became investors in the Evergreen Funds and subsequently became Wells Fargo Advantage Fund shareholders in a reorganization, including former Class IS shareholders of Evergreen Strategic Value Fund and Evergreen Limited Duration Fund, former Investor Class shareholders of Undiscovered Managers Funds, former shareholders of the GMO Global Balanced Allocation Fund, the GMO Pelican Fund and America's Utility Fund, former shareholders of an Atlas Fund and shareholders of record on October 12, 1990 (and members of their immediate families) in any series of the Salem Funds in existence on that date, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and

  Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  Related business entities, including: (i) corporations and their subsidiaries; (ii) general and limited partners; and (iii) other business entities under common ownership or control.

  Shareholder accounts that share a common tax-id number.

  Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

  Former Institutional Class shareholders of an Evergreen Fund (including former Class Y shareholders of an Evergreen Fund, former SouthTrust shareholders and former Vestaur Securities Fund shareholders who became Institutional Class shareholders of an Evergreen Fund) who received Institutional Class shares of a Wells Fargo Advantage Fund in connection with the reorganization of their Evergreen Fund. Such investors may purchase Institutional Class shares at their former minimum investment amount.

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Share Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2010 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2010, are not reflected:

FINRA member firms

  ADP Broker-Dealer, Inc.

  A. G. Edwards & Sons, Inc.

  Ameriprise Financial Services, Inc.

  Barclays Capital, Inc.

  Boenning & Scattergood, Inc.

  Brown Brothers Harriman & Co.

  Charles Schwab & Co., Inc.

  Citigroup Global Markets, Inc.

  CitiStreet Advisors LLC

  DWS Investments Distributors, Inc.

  Edward D. Jones & Co., L.P.

  Fidelity Brokerage Services LLC

  Goldman, Sachs & Co.

  GPC Securities, Inc.

  GWFS Equities, Inc.

  GunnAllen Financial, Inc.

  Hartford Securities Distribution Company, Inc.

  H.D. Vest Investment Services

  Hewitt Financial Services, LLC

  Hightower Securities, LLC

  Janney Montgomery Scott LLC

  J. P. Morgan Securities Inc.

  LPL Financial Corp.

  Mellon Financial Markets, LLC

  Merrill Lynch, Pierce, Fenner & Smith, Inc.

  Merriman Curhan Ford & Co. Inc.

  Mid Atlantic Capital Corporation

  Morgan Stanley DW Inc.

  MSCS Financial Services, LLC

  Nationwide Investment Services, Corp.

  Pershing, LLC

  Prudential Investment Management Services, LLC

  Prudential Retirement Brokerage Services, Inc.

  Raymond James & Associates, Inc.

  RBC Capital Markets, LLC

  Robert W. Baird & Co.

  Ross, Sinclaire & Associates, LLC

  Security Distributors, Inc.

  State Street Global Markets, LLC

  Stifel, Nicolaus & Company, Incorporated

  Sun Life Financial Distributors, Inc.

  TD Ameritrade Trust Company

  UBS Financial Services, Inc.

  VALIC Financial Advisors, Inc.

  Wells Fargo Advisors, LLC

  Wells Fargo Securities, LLC

  Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with brokerdealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

The table below shows each Fund's portfolio turnover rates for the fiscal periods shown in the table:

Fund	March 31, 2011	October 31, 2010	October 31, 2009
Health Care Fund	33%	42%	49%
Precious Metals Fund	5%	14%	14%
Specialized Technology Fund	43%	164%	144%
Utility and Telecommunications Fund	8%	51%	109%

Brokerage Commissions. For the three most recent fiscal periods, each Fund's paid the following aggregate amounts of brokerage commissions on brokerage transactions:

Fiscal Year Ended/Fund	Total Paid to all Brokers	Total Paid to Wells Fargo Advisors, LLC
March 31, 2011
Health Care Fund	$127,782	$0
Precious Metals Fund	$254,239	$0
Specialized Technology Fund	$198,313	$0
Utility & Telecommunications Fund	$56,503	$312
October 31, 2010
Health Care Fund	$231,647	$0
Precious Metals Fund	$684,294	$0
Specialized Technology Fund	$760,012	$0
Utility & Telecommunications Fund	$286,087	$5,758
October 31, 2009
Health Care Fund	$278,265	$0
Precious Metals Fund	$402,201	$0
Specialized Technology Fund	$647,735	$0
Utility & Telecommunications Fund	$827,334	$11,268

Directed Brokerage Commissions. For the fiscal period ended March 31, 2011, each Fund's directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.

Fund	Commissions Paid	Transactions Value
Health Care Fund	$125,237	$91,871,551
Precious Metals Fund	$104,591	$61,412,209
Specialized Technology Fund	$652,892	$632,318,609
Utility and Telecommunications Fund	$50,127	$66,465,836

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of March 31, 2011, none of the Funds held securities of their regular broker-dealers or of their parents.

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

U.S. FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.
The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.
Moreover, the Funds may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization method used by a Fund, and thus a Fund's use of this method may be subject to IRS scrutiny.
Capital Loss Carry-Forwards. For net capital losses realized in taxable years beginning before January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of a Fund's net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund's next taxable year and the excess of a Fund's net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.
As of a Fund's most recent fiscal year end, the Fund had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the year indicated:

Fund	Year Expires	Capital Loss Carry forwards
Health Care Fund	2017	$8,451,228
Utility and Telecommunications Fund	2017	$54,767,517
	2016	$46,086,660

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.
Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).
Investment through Master Portfolio. A Fund that invests its assets through one or more master portfolios will seek to continue to qualify as a RIC. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury regulations, in determining such investor's U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.
Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency- denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.
A Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in other interests that may be treated as taxable mortgage pools ("TMPs") for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by "Tax-Free Funds", distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund's taxable year.
Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
In addition, if a shareholder of a Tax-Free Fund holds such Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Such a loss will also not be disallowed where the loss is incurred with respect to shares of a Fund that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net-tax exempt interest and distributes such dividends on a monthly, or more frequent, basis. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.
Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may not make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to "pass through" its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds' foreign taxes paid.
Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund's shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. A Fund may choose not to make the election if the Fund has not satisfied its holding requirement.

If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.
In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.
U.S. Federal Income Tax Rates. Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2012.
In general, for taxable years beginning before January 1, 2013, "qualified dividend income" realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. After this date, all dividend income generally will be taxed at the same rate as ordinary income. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond Funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from an Income Fund generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Distributions from an Equity Fund may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.
Under recently enacted legislation, for taxable years beginning after December 31, 2012, noncorporate Fund shareholders generally will be subject to a 3.8% tax on their "net investment income," which ordinarily includes taxable distributions received from the Funds and taxable gain on the disposition of Fund shares.
For taxable years beginning after December 31, 2012, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non- refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, with respect to certain distributions made to foreign shareholders in taxable years beginning before January 1, 2013, no withholding will be required and the distributions generally will not be subject to U.S. federal income tax if (i) the distributions are reported as "interest related dividends" or "short term capital gain dividends" in a written statement furnished to shareholders (ii) the distributions are derived from sources specified in the Code for such dividends and (iii) certain other requirements are satisfied. No assurance can be given that a Fund would designate any of its distributions as interest related dividends or short term capital gain dividends, even if it is permitted to do so. In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied. Tax-exempt dividends (described below) paid by a Tax-Free Fund to a foreign shareholders also should be exempt from U.S. federal income tax withholding.
With respect to payments made after December 31, 2012, a withholding tax of 30% will be imposed on dividends from, and the gross proceeds of a disposition of, Fund shares paid to certain foreign entities unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of this legislation on their investment in a Fund.
Before investing in a Fund's shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder's investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of a Tax-Free Fund may not be suitable for tax-deferred, retirement and other tax-advantaged plans and accounts, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Fund (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
Tax-Exempt Shareholders. Shares of a Tax-Free Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.
Each Tax-Free Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.

Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.
The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.
A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.
Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.
Legislative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Proxy Voting Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Proxy Voting Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Proxy Voting Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Proxy Voting Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. To the extent the guidelines do not address a proxy voting proposal, Funds Management will vote pursuant to the proxy voting agent's current U.S. and International proxy voting guidelines. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to the proxy voting agent's then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Proxy Voting Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

  Capital Structure Changes - Funds Management will follow the RiskMetrics Group ("RMG") capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

  Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

  Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

  Social and Environmental Issues - Proxies for securities held by the Funds (other than the Social Sustainability Fund) will be voted pursuant to RMG's current U.S. and International benchmark proxy voting guidelines. Proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RMG's current Socially Responsible Investment proxy voting guidelines, which take into account social objectives in addition to financial objectives of socially responsible shareholders. For social and environmental proposals such as animal welfare, consumer issues, diversity, climate change and the environment, labor issues and human rights issues, RMG's proxy voting guidelines take into consideration the following factors:

    Whether adoption of the proposal is likely to enhance or protect shareholder value;

    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

    Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

    Whether the company's analysis and voting recommendation to shareholders are persuasive;

    What other companies have done in response to the issue addressed in the proposal;

    Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

    Whether implementation of the proposal's request would achieve the proposal's objectives;

    Whether the subject of the proposal is best left to the discretion of the board;

    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Proxy Voting Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at wellsfargo.com/advantagefunds or by accessing the SEC's Web site at sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Portfolio Holdings Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust"), Wells Fargo Variable Trust ("Variable Trust") and Asset Allocation Trust (each of Funds Trust, Master Trust, Variable Trust and Asset Allocation Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Portfolio Holdings Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Portfolio Holdings Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust, Variable Trust and Asset Allocation Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for money market funds and funds that operate as fund of funds) shall be made publicly available on the Funds' website (wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a 1-day delayed basis. In addition to the foregoing, each money market Fund shall post on its website, for a period of not less than six months, beginning no later than the fifth business day of the month, a schedule of its investments, as of the last business day of the prior month, that includes the information required by rule 2a-7(c)(12) under the Investment Company Act of 1940. The categories of information included on the website may differ slightly from what is included in the Funds' Statement of Investments.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.
 3. For purposes of the foregoing provisions in III.C.1-2, any Fund that invests substantially all of its assets in Asset Allocation Trust shall not treat such investment as a portfolio holding and shall look through to the underlying funds held by Asset Allocation Trust.

Furthermore, as required by the SEC each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. In addition, each money market Fund is required to file with the SEC by the fifth business day of each month, a report on Form N-MFP of portfolio holdings that is current as of the last business day of the previous month; the SEC makes each Form N-MFP publicly available on a delayed basis (presently 60 days after the end of the month to which the information in the report relates).

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") to assist with proxy voting and B share financing, respectively. ISS may receive full Fund portfolio holdings on a weekly basis for the Funds for which it provides services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

F. Reorganizations. Entities hired as trading advisors that assist with the analysis and trading associated with transitioning portfolios may receive full portfolio holdings of both the target fund and the acquiring fund. In addition, the portfolio managers of the target fund and acquiring fund may receive full portfolio holdings of the acquiring fund and target fund, respectively, in order to assist with aligning the portfolios prior to the closing date of the reorganization.

G. Investment Company Institute. The Investment Company Institute may receive information about full money market Fund holdings concurrently at the time each money market Fund files with the SEC a report on Form N-MFP.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in periodic fund commentaries (e.g. quarterly, monthly, etc.) and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the relevant period (e.g. calendar quarter, month, etc.). This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Portfolio Holdings Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

VIII. Education Component. In order to promote strict compliance with these Portfolio Holdings Procedures, Funds Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as sub-advisers, the fund accounting agent and the custodian), of the limited circumstances in which the Funds' portfolio holdings may be disclosed in advance of the monthly disclosure on the Funds' website and the ramifications, including possible dismissal, if disclosure is made in contravention of these Portfolio Holdings Procedures.

CAPITAL STOCK

The Funds are four series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of July 1, 2011, is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of a Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

Principal Fund Holders
Health Care Fund Class A
American Enterprise Investment Services PO Box 9446 Minneapolis, MN 55440-9446	11.71%
Health Care Fund Class B
MLPF & S For The Sole Benefit Of Its Customers Attn: Fund Admin 4800 Deer Lake Dr., E 2nd Floor Jacksonville, FL 32246-6484	7.28%
Health Care Fund Class C
MLPF & S For The Sole Benefit Of Its Customers Attn: Fund Admin 4800 Deer Lake Dr., E 2nd Floor Jacksonville, FL 32246-6484	20.22%
Citigroup Global Markets House Account Attn: Peter Booth 7th Floot 333 West 34th Street New York, NY 10001-2402	10.82%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	5.60%
Health Care Fund Administrator Class
Wells Fargo Bank FBO 401K Accounts 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	34.20%
Prudential Investment Mgmt Services For The Benefit of Mutual Fund Clients Mail Stop NJ 05-11-20 100 Mulberry Street 3 Gateway Center Floor 11 Newark, NJ 07102-4000	22.17%
MLPF&S FSB of its Customers Attn: Fund Administration 4800 Deerlake Drive E 2nd Floor Jacksonville, FL 32246-6484	10.93%
Citigroup Global Markets House Account Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	5.12%
Specialized Technology Fund Class A
Charles Schwab & Co., Inc. Special Custody Acct. Exclusively FBO The customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	16.79%
Charles Schwab & Co Inc Special Custody Account Exclusively FBO the Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	16.71%
Wells Fargo Bank FBO Omnibus Account for Various Retirment Plans 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	10.01%
JP Morgan Chase Bank TTEE FBO VIASAT Inc. 401K Profit Sharing Plan DTD 04/01/09 c/o JP Morgan RPS 5500 Team 9300 Ward PKWY Kansas City, MO 64114-3317	7.62%
Specialized Technology Fund Class B
American Enterprise Investment Services FBO P.O. Box 9446 Minneapolis, MN 55440-9446	14.71%
Specialized Technology Fund Class C
MLPF&S FSB of its Customers Attn: Fund Administration 4800 Deerlake Drive E 2nd Floor Jacksonville, FL 32246-6484	17.78%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	8.04%
Specialized Technology Fund Administrator Class
MLPF&S FSB of its Customers Attn: Fund Administration 4800 Deerlake Drive E 2nd Floor Jacksonville, FL 32246-6484	69.84%
Wells Fargo Bank NA FBO Winthrop & Weinstine P A 401k 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	20.08%
Specialized Technology Funds Investor Class
Prudential Investment Mgmnt. Services FBO Muutal Fund Clients Attn: Pruchoice Unit Mail Stop 05-11-20 100 Mulberry Street Newark, NJ 07102-4056	6.97%
Precious Metals Fund Class A
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	8.91%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	7.46%
Precious Metals Fund Class B
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	16.09%
Citigroup Global Markets House Account Attn: Peter Booth 7th Floot 333 West 34th Street New York, NY 10001-2402	6.63%
American Enterprise Investment Services PO Box 9446 Minneapolis, MN 55440-9446	6.48%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	6.06%
Precious Metals Fund Class C
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	23.77%
Citigroup Global Markets House Account Attn: Peter Booth 7th Floot 333 West 34th Street New York, NY 10001-2402	12.58%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	7.52%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	6.48%
Precious Metals Fund Administrator Class
MLPF&S FSB of its Customers Attn: Fund Administration 4800 Deerlake Drive E 2nd Floor Jacksonville, FL 32246-6484	76.72%
Prudential Investment Mgmt Services For The Benefit of Mutual Fund Clients Mail Stop NJ 05-11-20 100 Mulberry Street 3 Gateway Center Floor 10 Newark, NJ 07102-4056	21.17%
Precious Metals Fund Class I
Citigroup Global Markets House Account Attn: Peter Booth 7th Floot 333 West 34th Street New York, NY 10001-2402	28.56%
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	6.14%
Charles Schwab & Co., Inc. Special Custody Account FBO Exclusive Benefit of Customers Reinvest Acct. 101 Mulberry St./Mutual Funds San Francisco, CA 94104	5.53%
NFS, LLC FEBO Monroe Bank and Trust 102 E Front Street Monroe, MI 48161-2162	5.13%
Utility and Telecommunications Fund Class A
None	None
Utility and Telecommuniciations Fund Class B
Citigroup Global Markets House Account Attn: Peter Booth 7th Floot 333 West 34th Street New York, NY 10001-2402	13.31%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	12.09%
Utility and Telecommuniciations Fund Class C
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	14.54%
Citigroup Global Markets Inc. House Account Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	10.23%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	8.91%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	8.38%
Utility and Telecommuniciations Fund Administrator Class
Prudential Investment Mgmt Services For The Benefit of Mutual Fund Clients Mail Stop NJ 05-11-20 100 Mulberry Street 3 Gateway Center Floor 11 Newark, NJ 07102-4000	52.78%
MLPF&S FSB of its Customers Attn: Fund Administration 4800 Deerlake Drive E 2nd Floor Jacksonville, FL 32246-648	45.15%
Utility and Telecommuniciations Fund Institutional Class
Prudential Investment Mgmt. Services For the Benefit of Mutual Fund Clients Mail Stop NJ 05-11-20 100 Mulberry Street 3 Gateway Center, Floor 11 Newark, NJ 07102-4000	18.79%
Citigroup Global Markets Inc. House Account Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	17.84%
TD Ameritrade Inc. For The Exclusive Benefit Of Our Clients PO Box 2226 Omaha, NE 68103-2226	15.57%
Wells Fargo Bank FBO 401K Accounts 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	10.97%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Two Financial Center, 60 South Street, Boston, MA 02111.

FINANCIAL INFORMATION

Audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm, are hereby incorporated by reference into this document by reference to the Funds' Annual Report dated as of March 31, 2011.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(2)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(3)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(4)	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated	Incorporated by reference to Post-Effective Amendment No. 161, filed on June 21, 2010; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(5)	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)	Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(6)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 194, filed April 1, 2011.
(d)(7)(a)	Investment Sub-Advisory Agreement with LSV Asset Management (WFA Diversified International Fund)	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(d)(7)(b)	Investment Sub-Advisory Agreement with LSV Asset Management (WFA International Value Fund)	Incorporated by reference to Post-Effective Amendment No. 184, filed February 24, 2011.
(d)(8)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(d)(9)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(10)	Sub-Advisory Agreement with Nelson Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(d)(11)	Sub-Advisory Agreement with First International Advisors, LLC	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010.
(d)(12)	Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(13)	Sub-Advisory Agreement with Golden Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(14)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(15)	Sub-Advisory Agreement with Artisan Partners, LP	Incorporated by reference to Post-Effective Amendment No. 184, filed February 24, 2011.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA

Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010; Fifth Amendment incorporated by reference to Post-Effective Amendment No. 174, filed October 27, 2010; Schedule 2, First Amendment, Second Amendment, Third Amendment, Fourth Amendment and Sixth Amendment incorporated by reference to Post-Effective Amendment No. 177, filed January 28, 2011; Appendix A and Seventh Amendment, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(h)(1)	Administration Agreement with Wells Fargo Funds Management, LLC

Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 194, filed April 1, 2011; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(i)	Legal Opinion	Filed herewith.
(j)(A)	Consent of Independent Auditors	Filed herewith.
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(3)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(4)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(5)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(6)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(7)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(8)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(9)	Power of Attorney, Kasey Phillips	Incorporated by reference to Post-Effective Amendment No. 142, filed November 19, 2009.
(j)(10)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(11)	Power of Attorney, Leroy J. Keith, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010 Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(o)	Not applicable
(p)(1)

Joint Code of Ethics for Asset Allocation Trust, Wells Fargo Advantage Global Dividend Opportunity Fund, Wells Fargo Advantage Income Opportunities Fund, Wells Fargo Advantage Multi-Sector Income Fund, Wells Fargo Advantage Utilities & High Income Fund, Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Variable Trust

Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(3)	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(5)	Wells Capital Management Incorporated Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 197, filed May 27, 2011.
(p)(6)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(7)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(8)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(9)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(10)	Phocas Financial Corporation Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(11)	Nelson Capital Management, LLC, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(12)	First International Advisors, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(13)	Metropolitan West Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(14)	Golden Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(p)(15)	Crow Point Partners, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business or Other Connections of Investment Advisor

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) RCM Capital Management, LLC, serves as sub-adviser for the Specialized Technology Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) LSV Asset Management ("LSV") serves as sub-adviser to the International Value Fund and as co-sub-adviser for the Diversified International Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the C&B Mid Cap Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the Diversified International Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(i) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) Nelson Capital Management, LLC ("Nelson"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(k) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the International Bond Fund. The descriptions of First International Advisors in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(l) Metropolitan West Capital Management, LLC ("MWCM") an indirect subsidiary of Wells Fargo & Company, serves as sub-adviser to the Intrinsic Small Cap Value Fund, Intrinsic Value Fund and the Intrinsic World Equity Fund. The descriptions of MWCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of MWCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(m) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Small/Mid Cap Core Fund and the Large Cap Core Fund. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(n) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser to the Utility and Telecommunications Fund. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust, and is the exclusive placement agent for Wells Fargo Master Trust, both of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Cara Peck Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President and Secretary	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Carol J. Lorts Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	None
Samuel H. Hom Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Andrew Owen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	Assistant Secretary

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as former custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(i) RCM Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(m) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.

(n) Nelson Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

(o) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at One Plantation Place, 30 Fenchurch, London, England, EC3M 3BD

(p) Metropolitan West Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

(q) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

(r) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 10 The New Driftway, Scituate, Massachusetts 02066.

(s) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services.

Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 26th day of July, 2011.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 203 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ Leroy J. Keith, Jr. Leroy J. Keith, Jr.* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Kasey Phillips Kasey Phillips* Treasurer (Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
As Attorney-in-Fact
July 26, 2011

Exhibit No.	Exhibits
(i)	Legal Opinion
(j)(A)	Consent of Independent Auditors